UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04032

Sit Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:

(612) 334-5888

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Item 1:  Reports to Stockholders

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:

(612) 334-5888

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Item 1: Reports to Stockholders

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:

(612) 334-5888

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Item 1: Reports to Stockholders

Sit Mutual Funds

Bond Funds
Semi-Annual Report

September 30, 2008

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
Six Months Ended September 30, 2008

Chairman’s Letter

Dear Fellow Shareholders:

          Global capital markets saw a dramatic “flight to quality” in September, as the U.S. financial crisis worsened and the economy showed further weakness. What began as a subprime lending debacle in the U.S. in the third quarter of 2007 has mushroomed into a global financial crisis and economic slowdown. The failure or near-failure of several major financial institutions due to unanticipated loss exposure in subprime loans and credit default swaps has resulted in government intervention on several levels, as well as quick marriages among financial institutions seeking additional capital. Resulting erosion in investor confidence caused Treasury yields to move sharply lower, while other financial asset classes saw a severe liquidity crisis. The quest for quality pushed 3-month Treasury bill yields to less than 0.10% in mid-September. Other fixed income markets saw price declines as credit spreads (versus Treasuries) widened to record levels for corporate and high yield securities. Municipals, despite seeing few direct downgrades on underlying issuer ratings, continued to be roiled by ratings downgrades on the monoline bond insurers, which insure nearly half of all tax-exempt bonds outstanding, and on the financial institutions serving as counterparties or liquidity providers. Financial markets continued to be volatile in October, reflecting concerns over whether government actions to address the global financial crisis will be successful and on increasing recession fears.
          Policy responses to this crisis over the past 14 months by the U.S. government and the Federal Reserve, have been unprecedented. In a series of nine moves since September 2007, the federal funds rate has been cut 425 basis points to 1.0% on October 29th in efforts to promote lending. The Fed has created and expanded a virtual alphabet soup of lending facilities to provide liquidity (e.g., TAF, TSLF, PDCF, CPFF) and has led the way to coordinated central bank actions. The Economic Stimulus Act of 2008 has provided stimulus in the way of tax rebates and bonus depreciation. Additionally, the federal government has provided support for the housing sector, financial markets and institutions via the Housing and Economic Recovery Act of 2008 passed in August; intervention on Bear Stearns and AIG in March and September, respectively; and the Troubled Asset Relief Program (TARP), which was signed into law on October 3rd. The $700 billion TARP, which included $149 billion in various unrelated tax breaks to garner House votes, represents the largest intervention by the government in the U.S. economy in history. Under the program, the Treasury
Department will be able to buy troubled assets from financial institutions reeling from the subprime mortgage debacle. To add further reassurance, the bill also temporarily raises federal deposit insurance limits to $250,000 from $100,000 and suspends mark-to-market accounting rules for valuing assets. As it will take time for these programs to be fully implemented, the TARP will probably not be the last government intervention. Further actions may be seen in the form of an additional stimulus package, perhaps in the form of tax credits to individuals or the extension of unemployment benefits.
          The preliminary estimate of U.S. third quarter 2008 real GDP growth was reported at -0.3%, compared to +0.9% in the first quarter and +2.8% in the second quarter. This was the largest decline in economic activity since the third quarter of 2001. Consumer spending, which represents 70% of GDP and had slowed to +1.0% growth in recent quarters, declined -3.1% in the third quarter. Business investment and residential construction also slowed. Employment continues to weaken, as indicated by the September payroll report which showed the largest monthly decline in jobs since March 2003. The weakness was broad-based across economic sectors. While the September unemployment rate was unchanged at 6.1%, it appears likely to move higher in coming months. Also, amid a weakening global economic outlook, business investment and exports are expected to slow. Residential investment will remain a drag on real GDP growth, but will be a smaller influence due to its diminished size.
          General price inflation was tame since August, after several months of worrisome increases. On the consumer level, a sharp drop in energy prices, along with lower motor vehicle prices, helped to offset increases in food prices, pharmaceuticals and apparel and recreation. While year-over-year price increases are near cyclical highs, downward pressure is likely to continue given the weak economic outlook. The U.S. dollar has rallied in reaction to the collapse in crude oil prices (and other commodity prices) and worsening international economic prospects and has regained its traditional “safe-haven” status. We expect the U.S. dollar to continue to edge higher in the near term.
          Federal deficit trends continue to worsen. The federal deficit nearly tripled in fiscal 2008 to $454.8 billion from $161.5 billion in fiscal 2007. Treasury estimates that the deficit was 3.2% of 2008 GDP, up from 1.2% in fiscal 2007. For the year, receipts fell -1.7%, while outlays rose +9.1%. Receipts from individual income taxes declined -1.5%, primarily due to tax rebates. In addition, there was lower-than-anticipated growth in total wages and salaries and in non-wage sources of income, such as capital gains and dividends. Corporate tax receipts were down -17.8% for the year. On the other side of the ledger, there were significantly higher-than-expected outlays in Defense and Treasury (interest on inflation-adjusted securities) and in the Federal Deposit Insurance Corporation. Regarding fiscal 2009, OMB, in its July update forecasted a shortfall this year of $482 billion, prior to the subsequent bailout measures. In September, CBO projected a fiscal 2009 deficit of $438 billion, before taking into account the costs of the federal takeover of Fannie Mae and Freddie Mac. Neither agency has updated its baseline budget projections and economic assumptions to incorporate the final fiscal 2008 budget results or the latest economic data.

Strategy Summary
          At present, the economy is very likely in a recession. Consumer spending in the third quarter declined, despite the residual positive impact of the tax rebates on consumer spending, and, in the fourth quarter, the absence of tax rebates will actually subtract from consumer spending growth. Economic contractions can be caused by a number of factors such as a spike in energy costs, a persistent loss of jobs, a weak housing market, or a general lack of confidence expressed as a credit crunch. While past recessions have generally had one or two of these issues to contend with, it appears that we now have a fair amount of each. One of the most significant factors impacting consumer spending is the jobs market and the outlook for employment continues to weaken. Residential investment will probably be a drag on the economy for the rest of the year and into the first part of 2009, although there is likely to be continued sequential quarterly improvement. Inventories have been drawn down six of the past seven quarters and will need to be rebuilt at some point. As a result of the accelerated credit market strains and economic pressures in recent months, we expect the economy to contract during the next few quarters.
          While real GDP growth will likely remain negative through the first half of 2009, we believe that policies are in place in the U.S. for an eventual economic turnaround. This contrasts with the rest of the world, which has just begun to enter the slowdown phase of their economic cycles and where central banks are only now beginning to implement policies to address their slowing economies and the financial crisis. In addition, the global slowdown has helped push crude oil and other commodity prices lower, which will ease inflationary pressures in the U.S. As a result, the U.S. economy and capital markets are attractive to investors relative to the rest of the world.
          Our fixed-income investment approach remains focused on securities that provide incremental yield and stable credit outlooks. Among taxable securities, we continue to emphasize seasoned agency mortgage pass-through securities for their yield advantage and credit quality. The federal government’s placing of agency mortgage companies Fannie Mae and Freddie Mac under conservatorship in early September significantly increased the explicit degree of support provided to the agencies and their debt, including mortgage securities. In addition to offering high levels of income, we believe this sector will also benefit from an intermediate term housing market recovery, making it a highly attractive alternative to other short term fixed income investments.
          In the municipal market, the constrained capital market access stalled most of the new issuance calendar for several weeks and even led a few municipal issuers to request federal assistance to cover possible short-term liquidity needs. The deteriorating market conditions resulted in municipal relative yield comparisons to Treasuries quickly reaching extreme levels. In addition, credit spreads widened even further as market conditions worsened in September. While market volatility is likely to continue in the near term as the U.S. government seeks to restore confidence in financial markets, we believe that municipals offer a compelling risk/reward profile, with relative yield valuations in extreme territory and credit spreads at historically wide levels. Municipals continue to demonstrate relative credit quality stability in this extreme market environment and we believe they should withstand a recession once the liquidity crisis passes. Our strategy remains focused on finding opportunities to increase portfolio yields in sectors and securities with stable longer term credit outlooks, while employing diversification as a key tenet to managing risk.

With best wishes,

Roger J. Sit
Chairman and President
Sit Mutual Funds

Sit Mutual Funds
Six Months Ended September 30, 2008

Performance Summary - Bond Funds

          Bond yields saw much volatility during the six-month period. Treasury yields rose through mid-June in response to signs of stronger economic growth, and then moved sharply lower in mid-September as an unprecedented seize-up in credit markets led to a liquidity crisis for all non-Treasury sectors, including money market securities. The 3-month T-bill yield, which, following the Federal Reserve’s 0.25% cut in the federal funds rate to 2.00% on April 30th, had risen 0.40% to stabilize around 1.75% throughout the summer, fell sharply to less than 0.10% in mid-September before rising to 0.92% at month end. Yields on longer maturity Treasuries fell and rose in lock-step. Nonetheless, the 30-year Treasury bond yield ended the period little changed, at 4.31%, compared to a low of 4.02% in mid-September and a high of 4.79% in mid-June, while intermediate maturity Treasury yields ended the period 0.35% to 0.55% higher. The Treasury sector performed best during the period, followed by agency mortgage pass-through securities which benefitted from the federal bailout of Fannie Mae and Freddie Mac in early September. The corporate and asset -backed sectors underperformed with negative returns as their yield differential over the highest quality securities widened significantly. We expect the high levels of income produced by agency mortgage pass-through securities to continue to provide a highly attractive alternative relative to other short term fixed income investments.
          Municipals were not immune from the seize-up in credit markets as yields moved higher for all maturities. The Bond Buyer 40-Bond Index yield rose 0.80% during the period to 5.97%, a level not seen since June 2000, with 80% of the increase occurring in September. Municipal relative yield comparisons to Treasuries quickly reached extreme levels, well exceeding 120% for long maturities, and the incremental yields available on lower rated credits widened further relative to AAA rated yields. Municipals posted their worst monthly returns in 20 years in September, putting returns for the six-month period into negative territory for maturities five years and beyond, regardless of quality. Among revenue bond sectors, the shorter duration resource recovery and leasing sectors performed best, while the longer duration and lower-rated industrial revenue sector saw the most

SIT FIXED-INCOME FUNDS	Three Month*	Six Month*
U.S. Government Securities SNGVX	0.99	0.81
Lehman Inter. Govt. Bond Index	1.79	-0.08
Tax-Free Income(1) SNTIX	-4.32	-3.51
Lehman 5-Year Municipal Bond Index	0.66	-0.15
Minnesota Tax-Free Income SMTFX	-3.74	-2.82
Lehman 5-Year Municipal Bond Index	0.66	-0.15

SIT MONEY MARKET FUND
Money Market Fund(2) SNIXX	0.49	1.05
3-Month Treasury Bill	0.39	0.80

*3- and 6-month returns not annualized.

	1998	1999
U.S. Government Securities SNGVX	6.52%	1.37%
Lehman Interm. Govt. Bond Index	8.49	0.49
Tax-Free Income SNTIX	6.29	-4.01
Lehman 5-Year Municipal Bond Index	5.84	0.74
Minnesota Tax-Free Income SMTFX	6.14	-3.82
Lehman 5-Year Municipal Bond Index	5.84	0.74

Money Market Fund(2) SNIXX	5.17	4.79
3-Month Treasury Bill	5.01	4.88

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all dividends and capital gains. For any returns less than one year, the returns are cumulative. Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. This and other information is contained in the Funds’ prospectus, which may be obtained by calling or visiting www.sitfunds.com. Please read the prospectus carefully before you investor send money. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(1)

Pursuant to a Plan of Reorganization, on 7/27/07, the Tax-Free Income Fund (“Tax-Free Fund”) acquired all of the assets of Florida Tax-Free Income Fund (“Florida Fund”) and issued shareholders of Florida Fund shares of Tax-Free Fund equal in value to the shares of Florida Fund that they owned. Florida Fund was liquidated and dissolved.

(2)	Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93
(3)	Based on the last 12 monthly distributions of net investment income and average NAV as of 9/30/08.
(4)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the federal tax equivalent yields are 6.84%, 7.13%, 7.66% and 7.89%, respectively. (Income subject to state tax, if any.)
(5)

For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 7.26%, 7.57%, 8.13% and 8.38%, respectively. (Assumes the maximum Minnesota tax bracket of 7.85%.)

(6)	The yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation which refers to a specific past holding period.

(Continued on page 7.)
4

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2008
One Year	Three Year	Five Year	Ten Year	Since Inception	Inception Date
6.54	5.17	4.24	4.75	6.58	6/2/87
7.52	5.63	4.00	5.13	6.80
-5.25	-0.06	1.43	2.49	5.12	9/29/88
3.72	3.52	2.81	4.25	5.64
-3.38	1.19	2.41	3.26	4.42	12/1/93
3.72	3.52	2.81	4.25	4.69

3.05	4.06	3.01	3.24	3.78	11/1/93
2.22	3.94	3.14	3.37	3.95

AS OF 9/30/08

30-Day SEC Yield	Distribution Rate(3)
5.05%	4.65%
5.13 (4)	4.28
5.02 (5)	4.31

7-Day Yield(6)	7-Day Effective Yield(6)
1.78%	1.80%

TOTAL RETURN BY CALENDAR YEAR
2000	2001	2002	2003	2004	2005	2006	2007	YTD 2008
9.15%	8.56%	5.79%	1.19%	3.35%	2.49%	4.13%	6.92%	3.89%
10.47	8.42	9.64	2.29	2.33	1.68	3.84	8.47	4.02
8.32	5.84	5.69	2.87	3.96	3.30	3.54	0.26	-4.65
7.72	6.21	9.27	4.13	2.72	0.95	3.34	5.15	1.78
8.09	5.85	7.06	4.42	3.68	4.44	4.92	1.04	-3.25
7.72	6.21	9.27	4.13	2.72	0.95	3.34	5.15	1.78

6.03	3.67	1.25	0.65	0.88	2.77	4.59	4.79	1.92
6.16	3.50	1.67	1.03	1.41	3.26	5.00	4.56	1.32

Sit Mutual Funds
Average Annual Total Returns for Periods Ended December 31,2007

The tables below show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31,2007. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 40l(k) or IRA account).

Sit U.S. Government Securities Fund	1 Year	5 Years	10 Years

Return Before Taxes	6.9%	3.6%	4.9%
Return After Taxes on Distributions	5.1%	2.2%	3.1%
Return After Taxes on Distributions and Sale of Fund Shares	4.8%	2.3%	3.2%
Lehman Intermediate Government Bond Index	8.5%	3.7%	5.6%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years

Return Before Taxes	0.3%	2.8%	3.6%
Return After Taxes on Distributions	0.3%	2.8%	3.5%
Return After Taxes on Distributions and Sale of Fund Shares	0.9%	3.0%	3.7%
Lehman 5-Year Municipal Bond Index	5.2%	3.3%	4.6%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years

Return Before Taxes	1.0%	3.7%	4.1%
Return After Taxes on Distributions	1.0%	3.7%	4.1%
Return After Taxes on Distributions and Sale of Fund Shares	1.5%	3.8%	4.2%
Lehman 5-Year Municipal Bond Index	5.2%	3.3%	4.6%

Six Months Ended September 30, 2008

Performance Summary - Bond Funds (Continued from page 4)

price depreciation. Weakness in hospital and housing sector returns reflected both their longer durations and heavy new issuance. While market volatility is likely to continue in the near term as the U.S. government seeks to restore confidence in financial markets, we believe that municipals offer a compelling risk/reward profile, with relative yield valuations in extreme territory and credit spreads at historically wide levels. Municipals continue to demonstrate relative credit quality stability in this market environment and we believe they should withstand the likely recession occurring once the liquidity crisis passes.

Sit Money Market Fund Six Months Ended September 30, 2008

Michael C. Brilley, Senior Portfolio Manager Mark H. Book, CFA, Portfolio Manager

          The Sit Money Market Fund provided a return of +1.05% during the six month period ended September 30, 2008, compared to the return of the 3-Month Treasury Bill of 0.80%. As of September 30th, the Fund’s 7-day effective yield was 1.80% and its average maturity was 38 days.
          A marked reduction in investor risk tolerance over the last six months has changed the landscape for money market funds. Investor demand for even high-quality money market securities decreased considerably during August and September, prompting many investors to reduce their exposure to money market mutual funds in general. Many investors chased the safety of U.S. Treasury securities as an alternative to traditional money market investments. At one point during the third quarter, investor demand for U.S. Treasuries was so high that investors were actually paying the U.S. Treasury department for the right to own their debt, rather then the more traditional arrangement where investors receive interest on their investments. Several government programs were established during the 3rd quarter of 2008, designed both to ensure investors access to their money market investments as well as to assist issuers of money market securities in meeting their obligations when due. A key government initiative is the Temporary Guarantee Program for Money Market Funds which guarantees shareholders as of September 19, 2008 a $1 share price. Although the Sit Money Market Fund has maintained its stable $1 share price and represents a high-quality investment, Sit Investment elected to participate in the program and will bear its cost. Important limitations on the program are discussed in the Fund’s prospectus.
          The portfolio’s average maturity was shortened considerably late in the quarter, as shorter maturity securities serve to reduce the Fund’s exposure to increasing investor concern surrounding the ability of issuers to pay claims when due. Furthermore, we have taken several additional steps to insulate the Fund against defaults, including an increased allocation to U.S. Government and U.S. Government Agency securities. The Fund has no direct exposure to any of the types of securities that have experienced the most significant marketplace disruptions, including Auction Rate Preferred Securities, Structured Investment Vehicles, or sub-prime mortgage securities.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.
          An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PORTFOLIO SUMMARY

Net Asset Value 9/30/08:	$1.00 Per Share
3/31/08:	$1.00 Per Share

Total Net Assets:	$65.2 Million

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market

3 Month**	0.49%	0.39%	0.53%
6 Month**	1.05	0.80	N/A
1 Year	3.05	2.22	3.12
5 Years	3.01	3.14	2.95
10 Years	3.24	3.37	3.22
Inception	3.78	3.95	3.74
(11/1/93)

CUMULATIVE TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market

1 Year	3.05%	2.22%	3.12%
5 Year	15.96	16.72	15.65
10 Year	37.58	39.31	37.27
Inception	74.07	78.29	73.08
(11/1/93)

*As of 9/30/08		**Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Money Market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that a fund will maintain a $1 share value. Yield fluctuates. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the 3-Month U.S. Treasury Bill. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (11/1/93) and held until 9/30/08 would have grown to $17,407 in the Fund or $17,829 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

SIT MONEY MARKET MATURITY RANGES

Sit Money Market Fund

September 30, 2008
Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Commercial Paper (60.9%) (2)
Banking (4.0%)
403,000	Bank of America Corp,
	2.50%, 10/28/08	402,244
	Wells Fargo and Co.:
1,300,000	2.41%, 10/3/08	1,299,826
900,000	2.64%, 11/13/08	897,162

		2,599,232

Captive Auto Finance (2.6%)
1,706,000	Toyota Motor Credit Corp.,
	2.53%, 10/27/08	1,702,883

Captive Equipment Finance (3.5%)
500,000	Caterpillar Financial Services,
	2.12%, 10/6/08	499,853
	IBM Capital Corp:
500,000	2.00%, 10/16/08 (5)	499,583
700,000	1.90%, 10/24/08 (5)	699,150
600,000	IBM Corp.,
	2.25%, 10/6/08 (5)	599,813

		2,298,399

Consumer Durables (4.6%)
	American Honda Finance:
2,000,000	2.15%, 10/2/08	1,999,881
1,000,000	2.16%, 10/22/08	998,740

		2,998,621

Consumer Loan Finance (8.0%)
	American Express Credit Corp.,
1,230,000	2.64%, 10/30/08	1,227,384
1,800,000	2.70%, 11/28/08	1,792,170
	American General Financial Corp.:
1,000,000	2.97%, 10/23/08 (7)	998,185
1,200,000	3.10%, 11/10/08 (7)	1,195,867

		5,213,606

Consumer Non-Durables (16.4%)
	Coca Cola Company:
1,400,000	2.10%, 10/28/08 (5)	1,397,795
1,000,000	2.10%, 10/29/08 (5)	998,367
1,000,000	Hershey Co.,
	2.13%, 10/14/08 (5)	999,231
	Kimberly Clark Intl:
1,000,000	2.20%, 10/21/08	998,778
558,000	2.10%, 10/22/08	557,316
	Pepsico, Inc.:
1,300,000	2.25%, 10/15/08	1,298,863
1,047,000	2.25%, 10/16/08	1,046,018
	Procter & Gamble Intl.:
2,400,000	2.08%, 10/7/08 (5)	2,399,168
1,022,000	2.21%, 10/9/08 (5)	1,021,498

		10,717,034

Quantity ($)	Name of Issuer	Market Value ($)(1)

Consumer Services (2.7%)
1,800,000	United Parcel Service,
	1.78%, 10/9/08 (5)	1,799,288

Diversified Finance (3.7%)
1,400,000	GE Capital Corp.,
	1.75%, 10/1/08	1,400,000
1,000,000	GE Capital Services,
	2.58%, 11/3/08	997,635

		2,397,635

Energy (8.4%)
	Chevron Funding Corp.:
1,500,000	2.15%, 10/6/08	1,499,552
900,000	2.20%, 10/15/08	899,230
	Conoco Quatar, Inc.:
2,110,000	2.15%, 10/10/08 (5)	2,108,866
1,000,000	2.21%, 11/14/08 (5)	997,299

		5,504,947

Financial Services (3.9%)
	Citigroup Funding, Inc.:
1,116,000	2.68%, 10/14/08	1,114,920
1,400,000	2.69%, 10/17/08	1,398,326

		2,513,246

Health Technology (3.1%)
2,000,000	Pfizer, Inc.,
	1.15%, 10/7/08 (5)	1,999,617

Total Commercial Paper		39,744,508

(cost: $39,744,508)

Corporate Bonds (4.4%) (2)
381,000	Bank of America Corp,
	5.88%, 2/15/09	384,871
1,000,000	Caterpillar Financial Services Corp.,
	3.45%, 1/15/09	998,903
1,500,000	Toyota Motor Credit Corp.,
	5.50%, 12/15/08	1,506,417

		2,890,191

(cost: $2,890,191)

Federal Agency Issues (34.4%) (2)
563,000	Federal Farm Credit Bank,
	2.00%, 10/9/08	562,750
	Federal Home Loan Bank:
350,000	0.50%, 10/6/08	349,976
1,000,000	2.40%, 10/24/08	998,466
2,000,000	2.45%, 4/21/09	2,000,000
1,500,000	2.35%, 4/21/09	1,500,000
1,500,000	2.63%, 4/30/09	1,500,000

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Federal Home Loan Mortgage Corp:
1,000,000	0.95%, 10/14/08	999,657
2,500,000	2.21%, 10/16/08	2,497,698
2,500,000	2.20%, 10/17/08	2,497,555
700,000	2.30%, 10/31/08	698,658
1,000,000	2.45%, 4/9/09	1,000,000
	Federal National Mortgage Association:
448,000	1.92%, 10/1/08	448,000
707,000	2.15%, 10/6/08	706,789
800,000	2.00%, 10/6/08	799,778
2,000,000	2.15%, 10/8/08	1,999,164
250,000	0.50%, 10/10/08	249,969
1,000,000	4.50%, 10/15/08	1,001,353
945,000	1.00%, 10/15/08	944,632
1,195,000	2.30%, 10/20/08	1,193,549
500,000	2.48%, 10/28/08	499,070

		22,447,064

(cost: $22,447,064)

Total investments in securities
(cost: $65,081,763) (6)		$ 65,081,763

See accompanying notes to portfolios of investments on page 52.    11

Sit U.S. Government Securities Fund
Six Months Ended September 30, 2008

Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA Portfolio Manager, Mark H. Book, CFA

          The Sit U.S. Government Securities Fund provided a +0.81% return during the six-month period ended September 30, 2008, compared to the return of the Lehman Intermediate Government Bond Index of -0.08%. The Fund’s 30-day SEC yield was 5.05% and its 12-month distribution rate was 4.65%.
          During the six-month period, the Fund benefited from positive returns from mortgage pass-through securities, as the federal government’s actions to support Fannie Mae and Freddie Mac increased investor confidence in traditional mortgage bonds. Returns also continue to be positively impacted by the income advantage provided by mortgage pass-through securities. The Fund’s positions in U.S. Government bonds detracted from performance for the six-month period, as U.S. Treasury securities were at inflated prices at the beginning of the period due to market concern over the failure of investment bank Bear Stearns.
          Over the last six months, we have seen weakness in the U.S. housing market spill over into virtually all areas of our nation’s economy. Investors have withdrawn from financial markets at a record pace, and banks, already hampered by growing delinquent loan portfolios, have become unwilling to lend to each other at any level due to fears that the counterparty to a loan may not be around to pay it back. Throughout this period of market turmoil, the federal government identified the marketplace for high quality mortgage loans as a priority in terms of maintaining market stability and as such, mortgage providers Fannie Mae and Freddie Mac, already federally chartered government agencies, received a significant boost in federal support during July. This federal support reduces the potential for the Fund’s investments in government agency mortgage securities to experience principal loss going forward. We expect the high levels of income produced by these mortgage pass-through securities will provide a highly attractive alternative to other short term fixed-income investments, which has consistently been the case since the Fund’s inception.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.
          Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 9/30/08:	$10.75 Per Share
3/31/08:	$10.92 Per Share
Total Net Assets:	$351.5 Million
30-day SEC Yield:	5.05%
12-Month Distribution Rate:	4.65%
Average Maturity:	22.0 Years
Effective Duration:	2.3 Years(1)

(1) See next page

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Lehman Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index
3 Month**	0.99%	1.79%	0.30%
6 Month**	0.81	-0.08	n/a
1 Year	6.54	7.52	4.37
5 Years	4.24	4.00	3.38
10 Years	4.75	5.13	4.37
Inception	6.58	6.80	6.21
(6/2/87)

CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Lehman Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index
1 Year	6.54%	7.52%	4.37%
5 Year	23.07	21.68	18.11
10 Year	59.07	64.97	53.31
Inception	289.55	307.45	261.89
(6/2/87)

*As of 9/30/08.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio.

GROWTH OF $10,000

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/08 would have grown to $38,955 in the Fund or $40,745 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE

Sit U.S. Government Securities Fund September 30, 2008

Portfolio of Investments (Unaudited)

Mortgage Pass-Through Securities (60.2%) (2)
Federal Home Loan Mortgage Corporation (16.8%):

Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

36,267	5.50%	8/1/17	36,813
130,685	5.98%	2/1/34	132,500
205,306	6.38%	12/1/26	210,582
73,738	6.38%	8/1/27	76,116
96,393	6.38%	12/1/27	99,501
530,355	6.50%	8/1/29	544,412
275,906	7.00%	1/1/33	289,999
249,003	7.38%	12/17/24	266,707
978,333	7.50%	9/1/26	1,039,581
181,872	7.50%	7/1/27	197,681
1,353,426	7.50%	7/1/27	1,452,217
420,869	7.50%	1/1/31	445,238
799,162	7.50%	7/1/31	847,278
6,086,597	7.50%	10/1/31	6,637,367
4,348,320	7.50%	10/1/31	4,610,124
4,784,590	7.50%	4/1/32	5,072,661
3,981,950	7.50%	7/1/32	4,313,842
1,615,448	7.50%	12/1/32	1,712,711
10,028,302	7.50%	7/1/34	10,881,858
1,999,472	7.50%	12/1/34	2,131,937
424,477	7.50%	6/1/35	460,974
63,230	7.95%	10/1/25	68,108
70,269	7.95%	10/1/25	76,207
48,676	7.95%	11/1/25	52,789
19,192	8.00%	5/1/17	20,504
57,914	8.00%	1/1/21	62,238
332,989	8.00%	12/1/23	357,154
198,028	8.00%	9/15/24	215,605
20,511	8.00%	12/1/26	22,416
138,799	8.00%	6/1/30	151,851
43,428	8.25%	12/1/17	47,196
3,715	8.50%	1/1/17	4,061
24,819	8.50%	3/1/17	27,137
67,845	8.50%	4/1/17	73,507
69,837	8.50%	5/1/17	76,359
22,056	8.50%	5/1/17	24,116
54,041	8.50%	10/1/19	59,558
36,859	8.50%	7/1/21	40,623
1,143,309	8.50%	6/20/27	1,251,614
299,938	8.50%	12/1/29	325,683
247,323	8.50%	2/1/31	268,552
3,548	8.75%	1/1/17	3,741
236	9.00%	5/1/09	237
145	9.00%	6/1/09	146
323	9.00%	7/1/09	325
701	9.00%	12/1/09	706
76,536	9.00%	11/1/15	87,401
59,312	9.00%	5/1/16	67,732
32,567	9.00%	10/1/16	35,160
12,758	9.00%	1/1/17	13,896

Par ($)	Coupon	Maturity	Market Value ($)(1)

8,656	9.00%	2/1/17	8,855
17,966	9.00%	6/1/17	19,626
12,904	9.00%	7/1/21	14,358
14,749	9.00%	10/1/21	15,635
173,857	9.00%	11/1/25	193,425
1,197,720	9.00%	3/20/27	1,303,703
1,691,354	9.00%	4/1/31	1,878,511
2,157,086	9.00%	5/1/31	2,400,214
1,160	9.25%	7/1/10	1,167
20,716	9.25%	6/1/16	22,952
6,480	9.25%	3/1/17	7,179
99,528	9.25%	2/1/18	105,600
725	9.25%	1/1/19	744
51,292	9.25%	3/1/19	55,089
45,222	9.25%	3/1/19	46,506
9,216	9.50%	2/1/10	9,288
5,040	9.50%	5/1/10	5,235
1,320	9.50%	6/1/10	1,331
606	9.50%	1/1/11	645
10,031	9.50%	6/1/16	11,176
4,231	9.50%	7/1/16	4,714
24,158	9.50%	10/1/16	26,917
1,759	9.50%	6/1/17	1,964
41,881	9.50%	4/1/18	46,875
196,973	9.50%	6/17/19	216,393
819,473	9.50%	12/17/21	904,410
164	9.75%	12/1/08	165
68	9.75%	12/1/08	69
44	9.75%	11/1/09	44
1,156	9.75%	6/1/11	1,167
72,097	9.75%	12/1/16	77,607
126,435	9.75%	12/1/17	141,267
7,415	10.00%	11/1/10	7,489
8,212	10.00%	11/1/11	8,405
155,025	10.00%	9/1/20	178,662
1,497,449	10.00%	3/1/21	1,739,842
782,462	10.00%	3/15/25	877,468
1,259,625	10.00%	7/1/30	1,485,817
2,693	10.25%	6/1/10	2,774
27,448	10.25%	2/1/17	28,275
21,729	10.29%	9/1/16	23,043
43,574	10.50%	10/1/13	48,020
17,151	10.50%	5/1/14	17,687
8,833	10.50%	1/1/19	10,365
221,295	10.50%	6/1/19	252,549
3,003	11.00%	12/1/11	3,274
15,294	11.00%	6/1/15	17,076
4,362	11.00%	2/1/16	4,769
1,116,149	11.00%	9/17/16	1,262,071
2,867	11.00%	5/1/19	3,068
3,018	11.00%	7/1/19	3,360

Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

474,443	11.00%	8/15/20	536,475
1,400	11.25%	10/1/09	1,448
7,998	11.25%	8/1/11	9,269
14,934	13.00%	5/1/17	17,937

			58,956,695

Federal National Mortgage Association (27.3%):
Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

67,109	3.66%	8/1/33	67,796
155,322	3.70%	8/1/33	157,404
74,878	5.76%	3/1/33	75,571
818,808	5.86%	2/1/34	827,495
609,070	6.15%	8/1/36	618,935
19,263	6.24%	3/1/19	20,191
84,090	6.49%	2/1/32	86,861
70,348	6.49%	4/1/32	72,666
1,117,531	6.50%	4/1/32	1,147,004
42,241	6.91%	11/1/26	44,737
175,268	6.91%	8/1/27	185,625
300,541	6.95%	8/1/21	308,938
12,030	7.00%	2/1/17	12,713
688,189	7.00%	6/1/17	719,828
1,431,005	7.00%	11/1/29	1,504,864
294,931	7.00%	2/1/32	308,502
1,070,324	7.00%	3/1/32	1,132,767
294,322	7.00%	6/1/32	311,491
1,056,251	7.00%	12/1/33	1,124,875
349,299	7.00%	4/1/34	365,371
939,849	7.00%	1/1/35	985,360
788,219	7.00%	3/1/36	829,370
903,295	7.00%	9/1/37	949,252
1,009,570	7.45%	6/1/16	1,059,721
330,838	7.50%	11/1/12	348,132
467,594	7.50%	6/1/22	504,544
568,062	7.50%	8/1/22	616,696
1,148,631	7.50%	10/1/22	1,215,482
983,073	7.50%	12/1/22	1,026,119
1,930,005	7.50%	3/1/23	2,014,513
31,405	7.50%	9/1/27	33,985
129,523	7.50%	7/1/29	137,062
40,913	7.50%	11/1/29	44,362
90,977	7.50%	2/1/30	96,272
127,736	7.50%	8/1/30	138,504
488,937	7.50%	1/1/31	529,107
62,368	7.50%	6/1/31	65,868
279,588	7.50%	8/1/31	295,861
228,151	7.50%	3/1/32	245,782
459,790	7.50%	6/1/32	495,193
351,626	7.50%	6/1/32	381,007
1,444,198	7.50%	7/1/32	1,564,872
1,886,256	7.50%	7/1/32	1,996,038

Par ($)	Coupon	Maturity	Market Value ($)(1)

76,990	7.50%	8/1/32	81,254
465,533	7.50%	9/1/32	504,775
67,950	7.50%	9/1/32	71,705
1,516,144	7.50%	12/1/32	1,640,705
1,638,011	7.50%	1/1/33	1,733,345
1,743,694	7.50%	4/1/33	1,845,178
702,592	7.50%	1/1/34	761,300
167,054	7.50%	12/1/34	176,777
1,965,832	7.50%	7/1/35	2,101,555
4,032,749	7.50%	1/1/36	4,267,459
879,018	7.50%	9/1/36	930,539
1,882,888	7.50%	10/1/37	1,992,608
253,537	7.62%	12/1/16	269,542
531,113	7.95%	9/15/20	578,274
4,323	8.00%	8/1/09	4,382
148,370	8.00%	4/1/16	156,799
140,427	8.00%	3/1/20	152,161
466,218	8.00%	7/1/21	507,822
116,807	8.00%	1/1/22	125,963
71,462	8.00%	5/1/23	77,477
68,997	8.00%	9/1/23	74,978
650,972	8.00%	7/1/24	709,429
1,517,847	8.00%	10/1/26	1,621,366
349,275	8.00%	9/1/27	380,342
2,933,705	8.00%	4/1/28	3,195,334
338,749	8.00%	5/1/29	361,852
987,135	8.00%	11/1/29	1,084,924
986,499	8.00%	2/1/30	1,053,780
155,413	8.00%	1/1/31	165,568
343,210	8.00%	2/1/31	366,617
275,311	8.00%	4/1/31	294,088
1,674,164	8.00%	6/1/31	1,823,078
275,263	8.00%	12/1/31	294,037
1,571,698	8.00%	3/1/32	1,713,556
568,868	8.00%	9/1/32	620,213
3,745,376	8.00%	9/1/33	4,078,540
439,138	8.00%	5/1/36	468,352
1,024,394	8.00%	9/1/36	1,086,576
870,828	8.17%	11/15/31	961,549
42,775	8.25%	4/1/22	45,817
438,173	8.33%	7/15/20	488,195
239,120	8.38%	7/20/28	262,101
1,956,342	8.45%	5/31/35	2,146,209
5,066	8.50%	11/1/10	5,193
297,080	8.50%	9/1/12	324,439
194,485	8.50%	9/1/13	205,316
376,969	8.50%	2/1/16	425,334
17,870	8.50%	9/1/17	19,087
86,138	8.50%	8/1/18	94,619
24,388	8.50%	7/1/22	26,931
102,302	8.50%	7/1/26	110,859

See accompanying notes to portfolios of investments on page 52.    15

Sit U.S. Government Securities Fund September 30, 2008

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)

758,762	8.50%	11/1/26	834,374
486,737	8.50%	10/1/28	533,163
321,819	8.50%	11/1/28	353,943
545,537	8.50%	12/1/28	599,900
653,895	8.50%	4/1/29	719,141
142,722	8.50%	6/1/30	156,250
606,043	8.50%	7/1/30	666,514
62,799	8.50%	11/1/30	68,393
10,688	8.50%	1/1/31	11,640
132,753	8.50%	5/1/32	146,188
208,259	8.52%	9/15/30	230,723
417,812	8.71%	7/20/30	458,235
87,051	8.87%	12/15/25	98,625
2,418	9.00%	1/1/09	2,451
1,078	9.00%	5/1/09	1,088
4,186	9.00%	5/1/09	4,268
4,334	9.00%	5/1/09	4,373
18,708	9.00%	3/1/11	19,267
14,515	9.00%	9/1/17	15,910
35,155	9.00%	2/1/18	38,534
14,822	9.00%	10/1/19	16,116
32,969	9.00%	12/15/19	35,816
121,664	9.00%	6/15/25	132,918
660,198	9.00%	6/1/30	730,290
607,578	9.00%	7/1/30	671,045
535,066	9.00%	2/1/31	592,027
28,864	9.00%	7/1/31	32,119
4,976,276	9.00%	3/1/32	5,499,497
1,536,846	9.00%	1/1/38	1,670,094
1,117,737	9.00%	2/1/38	1,214,639
2,723	9.25%	10/1/09	2,752
3,520	9.25%	7/1/10	3,586
46,562	9.25%	10/1/16	51,454
100,098	9.25%	2/1/17	110,245
174,159	9.34%	8/20/27	198,241
10,374	9.50%	12/1/09	10,653
20,378	9.50%	11/1/18	22,732
43,584	9.50%	5/1/19	48,758
46,037	9.50%	10/1/19	50,668
559,574	9.50%	3/1/20	613,783
653,418	9.50%	7/1/20	730,100
76,478	9.50%	9/1/20	85,156
95,019	9.50%	10/15/20	104,791
21,403	9.50%	12/15/20	23,534
79,072	9.50%	12/15/20	87,356
19,696	9.50%	3/1/21	21,892
26,410	9.50%	4/15/21	29,303
192,459	9.50%	8/1/24	214,752
103,051	9.50%	12/1/24	115,145
182,303	9.50%	5/1/27	204,418
614,178	9.50%	4/1/30	685,319

Par ($)	Coupon	Maturity	Market Value ($)(1)

3,022,859	9.50%	8/1/31	3,381,341
818,092	9.55%	8/20/25	922,034
75,928	9.75%	1/15/13	82,778
141,828	9.75%	10/1/21	160,229
169,318	9.75%	4/1/25	191,286
15,414	10.00%	5/1/11	15,869
69,492	10.00%	7/1/13	77,719
326,193	10.00%	2/1/15	362,075
452,589	10.00%	3/1/15	507,377
54,667	10.00%	11/1/16	61,166
38,415	10.00%	9/1/19	44,000
15,056	10.00%	11/1/20	17,474
11,740	10.00%	1/1/21	13,835
79,160	10.00%	1/1/24	91,111
321,934	10.00%	2/1/28	375,333
903,469	10.00%	6/1/30	1,034,832
253,308	10.18%	7/1/20	285,024
1,438,807	10.25%	12/1/09	1,507,917
123,586	10.25%	8/15/13	135,470
22,943	10.50%	5/1/15	26,258
143,129	10.50%	1/1/16	161,359
35,108	10.50%	12/1/17	40,531
47,972	10.50%	4/1/22	53,936
1,692	11.00%	4/1/14	1,882
6,441	11.00%	8/1/15	6,756
16,881	11.00%	4/1/17	18,884
209,381	11.27%	8/15/20	240,196
112,114	11.75%	12/15/26	128,681

			96,072,167

Government National Mortgage Association (16.1%) (3):
Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

358,068	5.50%	9/15/25	365,555
130,668	5.76%	3/20/33	131,786
80,250	5.76%	3/20/33	80,937
106,865	5.76%	3/20/33	107,779
342,675	5.76%	5/20/33	345,606
112,437	5.76%	5/20/33	113,398
90,762	5.76%	6/20/33	91,538
104,918	5.76%	6/20/33	105,815
62,674	6.00%	9/15/18	64,554
80,471	6.05%	3/20/33	81,693
134,837	6.25%	5/15/13	138,536
327,986	6.25%	12/15/23	337,134
190,697	6.25%	1/15/24	196,428
130,247	6.38%	12/15/27	133,901
286,292	6.38%	4/15/28	294,323
143,485	6.49%	11/20/31	147,421
46,691	6.49%	12/20/31	47,972
168,709	6.49%	4/20/32	173,277
72,701	6.49%	6/20/32	74,670

Par ($)	Coupon	Maturity	Market Value ($)(1)

86,100	6.49%	12/20/32	88,431
1,602,220	6.50%	4/20/38	1,625,252
1,038,221	6.50%	7/20/38	1,075,532
37,455	6.57%	9/20/32	38,640
82,017	6.57%	3/20/33	84,574
67,404	6.75%	9/15/15	71,157
289,990	6.75%	8/15/28	303,619
88,682	6.75%	6/15/29	92,774
399,268	6.91%	7/20/26	418,062
872,263	6.91%	2/20/27	912,634
26,417	7.00%	9/20/16	27,727
634,711	7.00%	7/15/29	668,752
5,049,272	7.00%	9/15/31	5,289,638
611,261	7.00%	8/20/36	636,350
1,044,684	7.00%	9/20/36	1,087,562
1,359,883	7.00%	6/20/38	1,379,431
15,963	7.05%	2/15/23	17,027
91,257	7.05%	9/20/26	96,981
76,602	7.05%	11/20/26	81,407
61,171	7.05%	1/20/27	64,978
96,492	7.05%	4/20/27	102,497
1,053,991	7.10%	5/20/25	1,121,913
41,011	7.15%	12/20/26	43,703
73,148	7.15%	3/20/27	77,915
237,139	7.15%	4/20/27	252,597
4,529	7.25%	8/15/10	4,685
126,624	7.25%	5/15/29	135,598
226,478	7.25%	6/15/29	242,242
60,094	7.27%	7/20/22	64,207
59,406	7.38%	1/15/29	63,830
51,893	7.50%	5/15/16	56,216
802,632	7.50%	8/15/23	866,412
526,651	7.50%	11/15/23	568,501
1,438,900	7.50%	12/15/23	1,552,898
2,081,518	7.50%	12/15/23	2,246,299
221,191	7.50%	5/15/27	234,854
303,684	7.50%	8/15/27	322,443
588,509	7.50%	8/15/27	635,324
416,204	7.50%	11/15/27	449,313
5,218,496	7.50%	12/15/29	5,627,478
274,872	7.50%	2/20/31	290,752
149,948	7.50%	3/20/31	158,611
224,642	7.50%	5/20/31	237,620
143,815	7.50%	6/15/36	152,684
1,369,291	7.50%	1/20/38	1,448,396
65,328	7.55%	7/20/22	70,499
69,365	7.55%	10/20/22	74,856
92,339	7.63%	10/15/29	100,261
159,190	7.63%	12/15/29	172,849
57,831	7.65%	10/20/21	62,538
79,847	7.65%	7/20/22	86,391

Par ($)	Coupon	Maturity	Market Value ($)(1)

166,642	7.75%	6/15/20	181,284
175,038	7.75%	7/15/20	190,417
79,197	7.75%	8/15/20	86,156
116,735	7.75%	8/15/20	126,991
64,029	7.75%	11/15/20	69,654
41,401	7.90%	1/20/21	45,055
25,189	7.90%	1/20/21	27,412
86,953	7.95%	2/15/20	95,061
40,875	7.95%	5/20/25	44,634
115,180	7.95%	7/20/25	125,771
46,797	7.95%	8/20/25	51,100
157,893	7.95%	9/20/25	172,411
24,946	7.95%	10/20/25	27,240
36,287	7.95%	10/20/25	39,624
30,754	7.95%	10/20/25	33,582
69,087	7.95%	1/20/26	75,455
71,869	7.95%	1/20/26	78,494
85,595	7.95%	4/20/26	93,485
20,673	7.95%	6/20/26	22,579
23,299	7.95%	9/20/26	25,447
35,360	7.95%	9/20/26	38,620
25,782	7.95%	11/20/26	28,158
34,329	7.95%	12/20/26	37,494
44,831	7.95%	3/20/27	48,947
34,137	7.99%	2/20/21	37,234
56,132	7.99%	4/20/21	61,225
110,398	7.99%	7/20/21	120,414
71,434	7.99%	9/20/21	77,915
94,245	7.99%	10/20/21	102,796
180,573	7.99%	1/20/22	197,106
233,323	7.99%	6/20/22	254,686
14,880	8.00%	10/15/12	16,082
326,671	8.00%	10/15/14	349,224
49,994	8.00%	5/15/16	54,899
149,816	8.00%	6/15/16	164,515
52,660	8.00%	9/15/16	57,827
63,297	8.00%	7/15/27	69,457
1,961,154	8.00%	7/15/29	2,152,661
507,135	8.00%	5/15/30	556,701
327,125	8.00%	5/15/30	359,097
669,284	8.00%	12/15/30	719,828
3,302,006	8.00%	4/15/31	3,551,376
1,735,333	8.00%	6/20/31	1,859,466
238,343	8.10%	5/20/19	259,100
25,863	8.10%	6/20/19	28,115
63,554	8.10%	7/20/19	69,089
125,210	8.10%	9/20/19	136,114
23,849	8.10%	9/20/19	25,926
22,692	8.10%	10/20/19	24,668
26,294	8.10%	1/20/20	28,606
41,188	8.10%	7/20/20	44,811

See accompanying notes to portfolios of investments on page 52.    17

Sit U.S. Government Securities Fund September 30, 2008

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)

60,287	8.25%	12/15/11	64,632
9,331	8.25%	1/15/12	10,108
32,514	8.25%	8/15/15	35,646
330,599	8.25%	4/15/19	361,986
112,751	8.25%	2/15/20	123,571
11,012	8.25%	4/15/27	12,051
38,233	8.25%	6/15/27	41,839
39,219	8.38%	10/15/19	43,063
94,591	8.40%	2/15/19	103,937
106,064	8.40%	6/15/19	116,544
31,705	8.40%	9/15/19	34,838
51,451	8.40%	2/15/20	56,597
15,277	8.50%	12/15/11	16,424
52,750	8.50%	1/15/12	57,342
8,032	8.50%	4/15/15	8,848
49,707	8.50%	4/15/15	54,759
139,684	8.50%	9/15/16	154,413
59,929	8.50%	1/15/17	66,514
84,356	8.50%	12/15/21	93,115
61,288	8.50%	12/15/21	67,596
9,039	8.50%	7/20/22	9,950
68,250	8.50%	10/20/22	75,128
36,180	8.50%	9/20/24	39,877
66,407	8.50%	3/20/25	73,198
182,224	8.50%	12/20/26	200,121
25,849	8.50%	8/15/30	28,432
2,426,720	8.50%	7/15/32	2,636,626
45,141	8.60%	6/15/18	49,082
41,969	8.63%	10/15/18	45,642
8,322	8.75%	11/15/09	8,695
15,644	8.75%	6/15/11	16,782
96,428	8.75%	11/15/11	103,442
17,684	8.75%	12/15/11	18,970
70	9.00%	11/15/08	71
212	9.00%	12/15/08	214
233	9.00%	2/15/09	239
749	9.00%	4/15/09	773
131	9.00%	5/15/09	134
729	9.00%	9/15/09	752
287	9.00%	10/15/09	295
6,799	9.00%	11/15/09	7,111
704	9.00%	12/15/09	727
4,115	9.00%	7/15/10	4,295
39,041	9.00%	5/15/11	41,996
23,664	9.00%	5/15/11	25,456
32,943	9.00%	6/15/11	35,437
31,693	9.00%	7/15/11	34,092
41,993	9.00%	8/15/11	45,172
13,808	9.00%	8/15/11	14,954
50,144	9.00%	9/15/11	53,940
49,986	9.00%	9/15/11	53,770

Par ($)	Coupon	Maturity	Market Value ($)(1)

26,256	9.00%	9/15/11	28,244
30,444	9.00%	10/15/11	32,749
9,436	9.00%	1/15/12	10,254
82,973	9.00%	7/15/15	90,344
28,919	9.00%	8/15/15	31,488
310,163	9.00%	12/15/16	339,041
39,376	9.00%	1/15/17	43,916
218,181	9.00%	7/15/17	243,337
201,674	9.00%	11/15/24	221,607
97,173	9.00%	4/15/26	107,069
20,994	9.10%	5/15/18	23,117
14,477	9.25%	11/15/09	15,237
10,703	9.25%	1/15/10	11,461
15,538	9.25%	4/15/10	16,637
14,172	9.25%	11/15/10	15,175
31,681	9.25%	11/15/11	34,361
20,523	9.50%	10/15/09	21,056
6,939	9.50%	10/15/09	7,120
805	9.50%	10/15/09	826
6,900	9.50%	11/15/09	7,270
18,967	9.50%	1/15/10	20,350
5,621	9.50%	2/15/10	5,875
10,829	9.50%	4/15/10	11,542
7,983	9.50%	8/15/10	8,565
11,478	9.50%	11/15/10	12,314
6,607	9.50%	1/15/11	7,186
40,656	9.50%	3/15/11	44,216
12,936	9.50%	3/20/16	14,230
38,040	9.50%	11/20/16	41,844
1,876	9.50%	12/20/17	2,071
3,810	9.50%	4/20/18	4,219
1,445	9.50%	5/20/18	1,600
29,761	9.50%	6/20/18	32,952
28,272	9.50%	7/20/18	31,303
18,086	9.50%	8/20/18	20,025
33,972	9.50%	9/20/18	37,615
39,731	9.50%	9/20/18	43,991
11,395	9.50%	9/20/18	12,617
17,683	9.50%	8/20/19	19,626
2,375	9.50%	10/20/19	2,636
14,684	9.75%	8/15/09	15,487
15,767	9.75%	9/15/09	16,629
58,724	9.75%	8/15/10	63,422
16,911	9.75%	11/15/10	18,264
57,897	9.75%	12/15/10	62,529
46,556	9.75%	1/15/11	51,079
38,662	9.75%	1/15/11	42,418
13,710	9.75%	10/15/12	15,239
6,463	9.75%	10/15/12	7,184
6,318	9.75%	11/15/12	7,023
19,065	9.75%	11/15/12	21,191

Par ($)	Coupon	Maturity	Market Value ($)(1)

18,722	9.75%	11/15/12	20,810
12,254	9.75%	11/15/12	13,620
584	10.00%	11/15/09	603
2,222	10.00%	6/15/10	2,404
34,531	10.00%	6/15/10	37,367
11,298	10.00%	7/15/10	12,226
4,979	10.00%	7/15/10	5,388
11,174	10.00%	11/15/10	12,092
27,754	10.00%	3/20/16	31,201
15,077	10.00%	11/15/17	17,093
29,291	10.00%	2/15/19	33,451
15,429	10.00%	2/20/19	17,559
14,952	10.00%	3/20/19	17,016
14,771	10.00%	5/20/19	16,810
131,495	10.00%	10/15/19	153,332
35,247	10.00%	11/15/19	40,252
29,855	10.00%	12/15/20	34,190
66,203	10.00%	6/15/21	75,999
3,819	10.25%	5/15/09	3,990
4,110	10.25%	11/15/11	4,486
14,181	10.25%	1/15/12	15,703
5,655	10.25%	7/15/12	6,261
8,825	10.50%	6/15/09	9,231
1,009	10.50%	7/15/10	1,085
8,190	10.50%	9/15/15	9,272
10,757	10.50%	11/15/15	12,178
1,323	10.50%	8/20/17	1,510
14,189	10.50%	11/15/18	16,322
29,333	10.50%	6/15/19	33,866
175,203	10.50%	2/15/20	201,051
385,974	10.50%	12/15/20	435,079
154,995	10.50%	8/15/21	181,841
1,306	10.75%	1/15/10	1,408
723	10.75%	7/15/11	794
7,425	11.25%	6/15/10	8,039
15,344	11.25%	9/15/10	16,612
1,425	11.25%	9/15/10	1,542
11,349	11.25%	3/15/11	12,535
2,421	11.25%	3/15/11	2,674
24,553	11.25%	4/15/11	27,119
5,240	11.25%	5/15/11	5,787
19,403	11.25%	7/15/11	21,430
4,000	11.25%	7/15/11	4,418
4,756	11.25%	10/15/11	5,253
55,212	11.50%	8/15/18	61,365

			56,548,253

Total mortgage pass-through securities (cost: $209,535,716)			211,577,115

Par ($)	Coupon	Maturity	Market Value ($)(1)

Taxable Municipal Securities (0.1%) (2)
392,000	Bernalillo Multifamily Rev. Series 1998A, 7.50%, 9/20/20		413,086

(cost: $403,287)

U.S. Treasury / Federal Agency Securities (3.5%) (2)
	U.S. Treasury inflation-protected security:
6,638,720	1.625%, 1/15/18 (*)		6,288,116
3,925,296	2.375%, 1/15/27 (*)		3,796,189
5,850,000	U.S. Treasury Strips, Zero Coupon,
	5.45% effective yield, 5/15/30		2,207,726

Total U.S. Treasury / Federal Agency securities (cost: $12,998,845)			12,292,031

Collateralized Mortgage Obligations (28.1%) (2)
Federal Home Loan Mortgage Corp.:

Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

474,027	3.00%	2/15/23	442,260
2,384,034	3.25%	4/15/32	2,193,475
467,381	3.50%	5/15/29	440,701
462,583	3.50%	12/1/32	445,365
531,877	4.00%	11/15/14	529,195
2,524,879	4.00%	5/31/25	2,114,935
231,291	4.00%	12/15/32	220,773
467,600	4.00%	3/15/34	445,008
748,918	4.50%	5/15/32	747,120
500,000	5.50%	7/15/31	505,717
1,000,000	5.50%	9/15/32	993,495
120,454	6.50%	2/15/30	124,599
241,313	6.70%	9/15/23	248,424
589,843	6.95%	3/15/28	615,061
1,811,546	7.00%	8/15/29	1,881,331
460,182	7.00%	7/15/31	479,952
360,129	7.50%	6/15/17	381,335
1,509,912	7.50%	7/15/22	1,615,819
114,306	7.50%	3/15/23	122,366
1,523,582	7.50%	6/15/30	1,613,569
746,475	7.50%	9/15/30	790,179
199,107	7.50%	9/15/30	212,178
176,289	8.00%	11/25/22	191,659
67,217	8.00%	3/15/23	72,847
106,583	8.00%	4/25/24	112,155
870,353	8.00%	1/15/30	905,021
130,140	8.50%	6/15/25	136,673
20,955	9.15%	10/15/20	22,212
1,039,984	9.50%	2/15/20	1,099,197

			19,702,621

See accompanying notes to portfolios of investments on page 52.    19

Sit U.S. Government Securities Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Federal National Mortgage Association:
Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

875,910	3.00%	8/25/32	798,714
2,773,488	3.50%	2/25/33	2,527,683
558,913	3.50%	3/25/33	523,013
281,784	3.50%	8/25/33	251,663
1,007,769	3.50%	6/25/35	975,093
701,413	3.75%	5/25/33	638,310
838,964	4.00%	11/25/32	812,475
263,860	4.00%	1/25/33	249,710
1,147,380	4.00%	3/25/33	1,080,980
1,319,526	4.00%	5/25/33	1,248,682
167,942	5.00%	8/25/22	167,273
1,280,232	5.00%	11/25/32	1,262,139
4,865,363	5.50%	5/25/25	4,824,478
947,858	5.50%	1/25/37	912,029
4,909,292	6.50%	10/25/17	5,064,043
674,023	6.51%	8/25/37	670,770
64,933	6.85%	12/18/27	67,206
85,680	7.00%	1/25/21	90,230
107,601	7.00%	2/25/44	115,020
130,490	7.50%	8/20/27	139,859
1,782,713	7.50%	6/25/32	1,912,956
457,910	7.50%	11/25/40	481,927
4,599,463	7.50%	11/25/43	4,828,001
661,166	7.50%	6/25/44	713,715
34,703	7.70%	3/25/23	36,903
169,188	8.00%	7/25/22	182,781
187,871	8.00%	7/25/22	203,312
100,000	8.00%	7/18/27	109,198
354,358	8.00%	7/25/44	391,753
38,457	8.20%	4/25/25	39,490
22,310	8.50%	1/25/21	24,053
22,727	8.50%	4/25/21	23,415
195,950	8.50%	9/25/21	214,472
79,846	8.50%	1/25/25	84,580
1,820,063	8.50%	6/25/30	1,946,913
472,482	8.50%	6/25/30	503,891
55,716	8.75%	9/25/20	58,730
132,826	8.95%	10/25/20	144,693
384,524	9.00%	7/25/19	417,039
233,360	9.00%	12/25/19	253,947
86,258	9.00%	5/25/20	91,983
45,311	9.00%	6/25/20	50,029
131,812	9.00%	6/25/20	141,162
20,188	9.00%	7/25/20	22,097
130,774	9.00%	9/25/20	142,778
67,459	9.00%	10/25/20	74,509
998,948	9.00%	1/25/21	1,106,352
158,795	9.00%	3/1/24	172,025

Par ($)	Coupon	Maturity	Market Value ($)(1)

1,113,481	9.00%	11/25/28	1,177,421
4,670,915	9.05%	2/25/44	5,181,120
119,387	9.25%	1/25/20	130,776
93,477	9.50%	12/25/18	101,527
204,805	9.50%	3/25/20	229,086
48,311	9.50%	4/25/20	51,923
165,775	9.50%	5/25/20	182,239
194,116	9.50%	11/25/20	211,631
64,279	9.50%	11/25/31	70,216
298,215	9.60%	3/25/20	328,559

			44,456,572

Government National Mortgage Association:
Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

428,781	4.00%	10/17/29	409,268
3,577,770	8.00%	10/16/29	3,823,190
289,640	8.00%	1/16/30	301,786
938,764	8.00%	3/16/30	1,027,625
3,175,848	8.50%	9/20/30	3,250,805

			8,812,674

Vendee Mortgage Trust:
Par ($)	Coupon	Maturity	Mkt. Value ($)(1)

1,000,000	5.00%	8/15/28	1,010,533
1,000,000	5.00%	7/15/30	950,558
120,697	5.63%	2/15/24	122,771
1,752,816	6.00%	2/15/30	1,799,497
9,748,315	6.50%	12/15/28	10,072,094
3,743,900	7.00%	3/15/28	3,932,340
418,631	7.25%	9/15/25	442,325
6,651,601	8.21%	3/15/25	7,254,402
303,543	8.29%	12/15/26	334,215

			25,918,735

Total collateralized mortgage obligations (cost: $100,184,089)			98,890,602

Par ($)	Coupon	Maturity	Market Value ($)(1)

Short-Term Securities (8.4%) (2)
695,000	FNMA A.D.N., 1.10%, 10/14/08		694,724
1,506,000	FHLB A.D.N., 1.00%, 10/6/08		1,505,791
410,000	FHLB A.D.N., 1.00%, 10/8/08		409,920
3,150,000	FHLB A.D.N., 1.00%, 10/10/08		3,149,213
5,000,000	FHLB A.D.N., 2.08%, 10/15/08		4,995,956
1,200,000	FFCB A.D.N., 0.90%, 10/10/08		1,199,730
950,000	FFCB A.D.N., 1.00%, 10/10/08		949,657
2,405,000	FHLMC A.D.N., 0.95%, 10/14/08		2,404,175
5,000,000	FHLMC A.D.N., 1.00%, 10/8/08		4,999,028
9,362,250	Dreyfus Cash Fund, 1.72%		9,362,250

			29,670,444

Total short-term securites (cost: $29,670,444)

Total investments in securities (cost: $352,792,381) (6)			$352,843,278

* U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

See accompanying notes to portfolios of investments on page 52.    21

Sit Tax-Free Income Fund
Six Months Ended September 30, 2008

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Tax-Free Income Fund provided a total return of -3.51% for the six-month period ending September 30, 2008, compared with a total return of -0.15% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 5.13% and its 12-month distribution rate was 4.28% as of September 30th.
          We began gradually extending the Fund’s duration from its defensive positioning in mid-2006, as it appeared that the latest round of Federal Reserve tightening was nearing completion. The Fund’s estimated duration was positioned slightly longer than its benchmark at 5.0 years on September 30, 2008, compared with 3.2 years on March 31, 2006. The Lehman 5-year Municipal Bond Index yield peaked at 4.02% on June 30, 2007 and has since declined to 3.71% on September 30, 2008 as the municipal yield curve steepened, with the Fed cutting short term rates and longer term yields rising, in the flight to quality that occurred over the past 15 months.
          Extending duration over the past year was the most important factor affecting the Fund’s recent performance. However, in the longer run, the higher yields available on longer duration securities are expected to enhance the Fund’s longer term returns. The Fund’s investments in non-rated municipal bonds increased to 32.0% on September 30th, compared with 27.3% six months earlier. The increase in non-rated bonds was not a significant factor in the Fund’s total return, as the return on its non-rated bonds varied by less than 0.1% of that of its rated investments. Furthermore, market sectors were not an important factor in the Fund’s returns as the five largest sectors in which the Fund invests, representing an aggregate 73.7% of the portfolio, earned returns that varied by less than 1% over the six-month period. Finally, there were no credit-related issues that substantially affected the Fund’s return. The Fund remains highly diversified with 465 security holdings on September 30, 2008.
          The U.S. Treasury and the Federal Reserve System are expected to continue pursuing strategies to avoid a financial and economic crisis. Municipal bond market conditions remain volatile, causing many investors to temporarily seek safety in U.S. Treasury securities. While the government’s efforts to restore confidence in the financial markets are expected to be successful, an economic recession is expected to result in lower municipal bond yields and higher future Fund net asset values.
          Currently, intermediate and longer term municipal yields are considered to be at attractive levels compared with inflation expectations, the yield levels of U.S. Treasury securities and the yields available on investment grade taxable bonds. If municipal bond yields rise further, the Fund’s duration will be gradually extended to the longer end of the intermediate duration range, while not exceeding the Fund’s maximum permitted duration of 8 years.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.
          Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/08:	$8.65 Per Share
3/31/08:	$9.16 Per Share
Total Net Assets:	$229.7 Million
30-day SEC Yield:	5.13%
Tax Equivalent Yield:	7.89%(1)
12-Month Distribution Rate:	4.28%
Average Maturity:	14.4 Years
Duration to Estimated Avg. Life:	4.9 Years(2)
Implied Duration:	5.6 Years(2)

(1)	For individuals in the 35.0% federal tax bracket.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
3 Month**	-4.32%	0.66%	-4.52%
6 Month**	-3.51	-0.15	N/A
1 Year	-5.25	3.72	-4.82
5 Years	1.43	2.81	2.08
10 Years	2.49	4.25	3.33
Inception	5.12	5.64	5.65
(9/29/88)

CUMULATIVE TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
1 Year	-5.25%	3.72%	-4.82%
5 Year	7.34	14.84	10.86
10 Year	27.86	51.62	38.79
Inception	171.81	199.84	200.18
(9/29/88)

*As of 9/30/08.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary; and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/08 would have grown to $27,181 in the Fund or $29,984 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Municipal Bonds (89.9%) (2)

Alabama (1.2%)
675,000	ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%, 9/1/26	623,025
675,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	608,992
1,000,000	Huntsville Hlth. Care Auth. Rev. Series 2002-A, 5.625%, 6/1/32	974,350
600,000	Huntsville-Redstone V1g. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.), 5.25%, 1/1/15	553,488

		2,759,855

Alaska (0.4%)
325,000	Alaska Indl. Dev. & Expt. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Home Proj.), 5.45%, 12/1/11	314,415
500,000	Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1999-A, 6.00%, 6/1/49	502,790

		817,205

Arizona (3.4%)
1,145,154	Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27	1,016,989
500,000	Flagstaff Indl. Dev. Auth. Rev. Ref. Series 2007 (Sr. Living Cmnty. Proj.), 5.50%, 7/1/22	429,640
50,000	Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc. Co. Proj.),
	6.30%, 12/1/26	45,708
	Pima Co. Indl. Dev. Auth. Educ. Rev.:
295,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	285,864
250,000	Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24	220,028
250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	237,030
210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	183,013
635,000	Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	612,654
900,000	Series 2006-A (Sonoran Science Academy Proj.). 5.35%, 12/1/17	821,700
455,000	Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15	432,755
545,000	Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14	506,839
400,000	Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22	339,380
500,000	Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22	443,070
250,000	Series 2008-A (Cora1Academy Science Proj.), 6.375%, 12/1/18	240,755
565,000	Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.)
	(ACA insured), 5.25%, 10/1/23 (5)	479,188
	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
585,000	4.85%, 7/15/12	568,866
500,000	5.15%, 7/15/16	467,485
500,000	Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16	458,990

		7,789,954

California (4.2%)
120,000	Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14	120,664
250,000	Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No.1), 5.80%, 5/1/28	220,195
325,000	CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19	304,278
350,000	CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28	248,342
	CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
445,000	4.50%, 6/1/21	381,703
500,000	5.00%, 6/1/36	347,150
	CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
120,000	Series 2005-D, 4.875%, 4/1/12	112,274
355,000	Series 2005-F, 4.85%, 11/1/12	330,995
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	478,670
150,000	CA Hlth. Facs. Fin. Auth. Rev. Series 1998-A (Kaiser Permanente Proj.), 5.50%, 6/1/22	153,204
600,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26	506,226
220,000	CA St. Dept. Wtr. Res. Rev. Series 1996-Q (Cent. Vy. Proj.) (MBIA insured), 5.375%, 12/1/27	219,331

Quantity ($)	Name of Issuer	Market Value ($)(1)
	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
300,000	5.25%, 12/1/13 (5)	300,426
625,000	5.50%, 12/1/18	625,306
1,000,000	CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17	941,120
450,000	CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29	404,559
990,000	CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.)
	(GNMA collateralized), 6.15%, 11/20/36	1,028,362
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,813
750,000	Los Angeles Hsg. Auth. Rev. Series 2007-A (Radian insured), 5.00%, 6/1/29	617,085
500,000	Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27	255,000
250,000	Rancho Mirage Joint Pwrs. Fin. Auth. C.O.P. Series 1997-B Rmktg. (Eisenhower Med. Proj.),
	(MBIA insured), 4.875%, 7/1/22	230,948
500,000	Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.), Variable rate, 6/1/39	307,500
1,000,000	San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured),
	zero coupon, 4.72% effective yield, 8/1/29	264,000
250,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	215,035
	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
95,000	4.50%, 3/1/11	93,906
385,000	4.875%, 3/1/16	364,865
250,000	Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%, 9/1/22	221,003
250,000	Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27	211,185

		9,739,145

Colorado (2.5%)
250,000	Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17	218,010
	CO HFA Single Family Program Senior Series:
10,000	1996B-2, 7.45%, 11/1/27	10,164
15,000	1997B-3, 6.80%, 11/1/28	15,233
750,000	2008A-5, 5.00%, 11/1/34	740,655
	CO Hlth. Fac. Auth. Rev.:
160,000	Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	163,026
160,000	Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10	165,749
1,000,000	Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured), 5.75%, 12/1/27	915,300
1,000,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33	610,000
250,000	E-470 Pub. Hwy. Auth. Rev. Series 2007C-1, 5.50%, 9/1/24	233,397
500,000	Fruita Rev. Series 2008 (Family Health West Proj.), 7.00%, 1/1/18	487,015
	Interlocken Met. Dist. Ref:
250,000	Impt. G.O. Series 1999-B (Radian insured), 5.75%, 12/15/19	229,612
250,000	G.O. Series 1999-A (Radian insured), 5.75%, 12/15/19	229,612
919,563	Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16	841,676
500,000	Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36	401,725
250,000	Public Auth For Colorado Energy Nat. Gas Pur. Rev. Series 2008, 5.75%, 11/15/18	220,665
500,000	Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27	387,485

		5,869,324

Connecticut (0.4%)
450,000	CT Hlth. & Educ. Facs. Auth. Rev. Series 1995-C (Bridgeport Hosp. Proj.)
	(Connie Lee insured), 5.25%, 7/1/15	450,652
300,000	Series 1997-B, 5.75%, 9/1/18	269,910
500,000	Series 1999-B, zero coupon, 5.12% effective yield, 9/1/26	305,470

		1,026,032

Delaware (0.2%)
500,000	Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36	379,580

See accompanying notes to portfolios of investments on page 52.    25

Sit Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Florida (8.3%)
80,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19	73,558
780,000	Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14	670,153
100,000	Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996 (Tamarac Pointe Apt. Proj.) (GNMA collateralized), 6.15%, 7/1/16	100,116
	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
535,000	(Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	482,757
1,000,000	(American Opportunity Proj.), 5.875%, 6/1/38	761,060
40,000	Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	38,986
45,000	Cocoa Cap. Impt. Rev. Series 1998 (MBIA insured), 5.00%, 10/1/22	43,894
50,000	Collier Co. Indl. Dev. Auth. Hlth. Care Facs. Rev. Series 2004 (Naples Cmnty. Hosp. Proj.), 4.65%, 10/1/34	48,491
440,000	Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11	415,523
400,000	Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16	345,764
630,000	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.), 5.125%, 10/1/19	588,470
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13	94,228
25,000	FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24	24,625
45,000	FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
	(Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17	45,053
85,000	Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11	79,036
350,000	Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13	314,905
	Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
90,000	Ref. Series 2005-B, 5.00%, 11/15/30	76,606
200,000	Series 2006-C, 5.25%, 11/15/36	171,776
80,000	Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%, 4/1/18	82,109
250,000	Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-B (Tampa Gen. Hosp. Proj.), 5.25%, 10/1/28	218,582
165,000	Gateway Services Cmnty. Dev. Dist. Spl. Assmt. Series 2003-B (Sun City Ctr. Proj.), 5.50%, 5/1/10	162,056
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14	193,107
560,000	Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A
	(FL Proton Therapy Inst. Proj.), 6.00%, 91/17	531,082
500,000	Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.), 5.00%, 11/1/22	441,140
500,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11	459,650
	Lakeland Hosp. Sys. Rev. Ref.:
165,000	Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25	160,987
250,000	Lakeland Retirement Cmnty. Rev. Ref. Series 2008 (Carpenters Inv. Proj.), 5.875%, 1/1/19	233,935
1,000,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%, 6/15/27	772,220
250,000	Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14	223,370
300,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14	257,583
500,000	Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2008-B, 6.90%, 5/1/17	478,175
820,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%, 11/15/28	628,858
100,000	Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25	92,292
	Miami - Dade Co. Spl. Obligation:
265,000	Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33	55,520
100,000	Cap. Apprec. & Income Sub Series 2005-B, variable rate, 10/1/35	78,054
40,000	Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23	39,052
1,000,000	New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13	637,360
70,000	Orange Co. Hlth. Facs. Auth. Rev. Ref. Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09	69,230
60,000	Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28	55,255
	Palm Beach Co. Hlth. Fac. Auth. Rev.:
500,000	Series 1997 (Abbey Delray South Proj.), 5.50%, 10/1/11	498,895
200,000	Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	199,506

Quantity ($)	Name of Issuer	Market Value ($)(1)
90,000	Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18	90,095
	Series 2007 (Waterford Proj.):
250,000	5.25%, 11/15/17	238,113
500,000	5.375%, 11/15/22	437,570
10,000	Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11	9,473
55,000	Pinellas Co. Swr. Rev. Ref. Unrefunded Balance Series 1998 (FGIC insured), 5.00%, 10/1/24	55,552
750,000	Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13	471,863
500,000	Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.), 5.50%, 1/1/27	413,465
250,000	Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39	171,180
500,000	Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24	447,965
500,000	St. Johns Co. Indl. Dev. Auth. Hlth. Care Rev. Ref. Series 2007-A (Bayview Proj.), 5.00%, 10/1/17	433,130
780,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.), 5.50%, 10/1/13	813,704
850,000	Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11	793,365
1,000,000	Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15	873,830
750,000	Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17	715,425
915,000	Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No.1 Infrastructure Proj.). 5.00%, 11/1/12	817,909
740,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12	627,076
500,000	Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15	460,045
50,000	West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No.3), 5.50%, 5/1/37	34,982
500,000	Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13	327,395

		19,175,156

Georgia (1.4%)
690,000	Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%, 1/1/34	509,917
1,490,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,551,820
750,000	Fulton Co. Dev. Auth. Rev. Series 2007-A, 5.25%, 11/1/28	590,550
250,000	Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military Academy Proj.), 5.125%, 3/1/27	200,885
285,000	Main St. Nat. Gas Inc. Rev. Series 2008-A (GA Gas Proj.), 5.50%, 7/15/17	37,050
250,000	Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27	194,977
100,000	Private Colleges & Univ. Auth. Rev. Ref. Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11	102,656

		3,187,855

Idaho (0.3%)
	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
250,000	(Idaho Arts Charter School Proj.), 5.50%, 12/1/18	231,407
250,000	(Liberty Charter School Proj.), 5.50%, 6/1/21	229,425
250,000	(Victory Charter School Proj.), 5.625%, 7/1/21	233,050

		693,882

Illinois (8.6%)
300,000	Annawan Tax Allocation Series 2007 (Patriot Renewable Fuels, LLC Proj.), 5.625%, 1/1/18	262,254
20,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
	6.85%, 7/1/22	20,650
250,000	Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16	230,950
500,000	Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27	442,105
500,000	IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdh. Proj.), 5.00%, 12/1/36	377,660
1,000,000	IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12	946,560
275,000	IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	260,549
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
120,000	Series 1997-A, 6.05%, 7/1/19	120,102
150,000	Series 1998-A, 5.70%, 7/1/19	147,270
270,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	277,673

See accompanying notes to portfolios of investments on page 52.    27

Sit Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	IL Fin. Auth. Rev.:
500,000	Series 2006-B (Rush Univ. Med. Center Proj.) (MBIA insured), 5.75%, 11/1/28	471,590
750,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	635,197
700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38	568,855
500,000	Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26	409,545
	Series 2006-A (Montgomery Place Proj.):
1,250,000	5.25%, 5/15/15	1,126,900
500,000	5.75%, 5/15/38	387,775
500,000	Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16	458,150
	IL Fin. Auth. Sports Fac. Rev.:
	Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
500,000	6.125%, 10/1/27	433,675
500,000	6.25%, 10/1/37	411,440
1,000,000	Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38	871,710
	IL Hlth. Fac. Auth. Rev.:
350,000	Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16	350,108
590,000	Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.15%, 2/15/37	533,861
200,000	IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10	200,338
	Lombard Public Facs. Corp. Rev. First Tier:
	Series 2005-A1 (Conference Ctr. & Hotel Proj.):
115,000	6.375%, 1/1/15	109,112
750,000	(ACA insured) 5.50%, 1/1/25	613,387
1,925,000	Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36	1,704,087
2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	1,662,600
1,000,000	Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farrn-Stonegate Proj.), 5.75%, 3/1/22	928,610
247,000	Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured), 4.70%, 3/1/30	193,033
250,000	Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17	240,123
	Southwestern IL Dev. Auth. Rev.:
2,475,000	Series 1999 (Anderson Hosp. Proj.), 5.625%, 8/15/29	2,148,053
750,000	Ref. Series 2008-A (Loca1 Govt. Prog.), 7.00%, 10/1/22	674,138
500,000	Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26	420,045
275,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	288,932
440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	443,898
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (7) (8)	292,200

		19,663,135

Indiana (4.4%)
500,000	Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23	453,995
100,000	Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28	96,176
500,000	Goshen Ind. Redev. Dist. Tax Allocation Rev. Series 2008, 5.875%, 1/1/28	454,680
250,000	Hammond Ind. Redev. Dist. Rev. Series 2008 (Marina Area Proj.), 6.00%, 1/15/17	234,292
	IN Hlth. & Educ. Fac. Fin. Auth. Rev.:
	Series 2005 (Baptist Homes of IN Proj.):
400,000	5.25%, 11/15/25	356,348
250,000	5.25%, 11/15/35	209,552
1,000,000	Series 2007 (Cmnty. Fndtn. Northwest Proj.), 5.50%, 3/1/22	906,310
215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.) (MBIA insured), 5.00%, 12/1/28	201,236
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
105,000	6.00%, 1/1/14	106,256
650,000	6.00%, 1/1/23	648,082

Quantity ($)	Name of Issuer	Market Value ($)(1)
600,000	Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18	585,996
	Series 2001- A (Community Foundation Northwest IN):
1,360,000	5.50%, 8/1/13	1,370,023
360,000	6.375%, 8/1/21	357,318
50,000	6.375%, 8/1/31	47,238
300,000	Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14	290,835
1,875,000	IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998 (Marquette Manor Proj.), 5.00%, 8/15/18	1,777,894
1,155,000	IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.), 5.50%, 1/1/33	1,105,728
500,000	St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.), 5.25%, 2/15/28	412,050
500,000	Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27	408,875

		10,022,884

Iowa (1.1%)
250,000	Altoona Urban Renewal Tax Increment Rev. Series 2008, 6.00%, 6/1/28	229,975
	Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
240,000	5.00%, 6/1/11	239,983
115,000	5.00%, 6/1/12	114,119
120,000	5.00%, 6/1/14	117,216
185,000	5.00%, 6/1/15	178,181
405,000	Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16	351,742
345,000	Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10	341,271
	IA Fin. Auth. Sr. Hsg. Rev. Ref. Series:
410,000	2007-A (Wedum Walnut Ridge LLC Proj.), 5.00%, 12/1/14	375,404
95,000	IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.), 5.75%, 7/1/09	96,563
500,000	IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc. Proj.), 5.00%, 11/15/21	371,475

		2,415,929

Kansas (0.3%)
500,000	KS Dev. Fin. Auth. Hsg. Dev. Rev. Series 2003-B1 (GNMA Collateralized), 5.60%, 5/20/34	472,075
250,000	KS Dev. Fin. Auth. Hlth. Facs. Rev. Series 2008-F (Stermont-Vail Healthcare), 5.75%, 11/15/27	239,637

		711,712

Kentucky (0.0%)
185,000	Dawson Springs Water & Sewer Rev. Ref. Series 1997, 5.10%, 9/1/13	186,247

Louisiana (5.1%)
7,200,000	Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon, 6.46% effective yield, 4/1/34	1,257,696
393,105	Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40	374,452
	East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.:
490,000	Series 2007-A, 4.40%, 10/1/23	433,493
115,000	Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24	103,645
599,000	Houma- Terrebonne Pub. Tr. Fin. Auth. Single Family Mortgage-Backed Rev.
	Series 2007 (GNMA/FNMA/FHLMC supported), 5.15%, 12/1/40	564,671
	Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:
300,000	4.00%, 12/1/23	291,654
1,200,000	5.00%, 6/1/38	1,103,124
400,000	Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14	369,208
1,224,000	Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev. Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41	1,215,762
	LA Hsg. Fin. Agy. Single Family Mtg. Rev. Series 2007-B1:
2,240,000	5.70%, 12/1/38	2,217,712
500,000	(Home Ownership Pg.-Go Zone Proj.) (GNMA/FNMA/FHLMC supported), 5.60%, 6/1/39	488,500

See accompanying notes to portfolios of investments on page 52.	29

Sit Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
600,000	LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.), 6.75%, 11/1/32	525,012
	LA Public Facs. Auth. Rev:
500,000	Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15	500,115
750,000	Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36	491,250
1,025,000	St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37	788,533
1,143,685	St. Tarmnany Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-A (Home Ownership Prog. Proj.) (GNMA/FNMA/FHLMC Backed Securities Proj.), 5.25%, 12/1/39	1,078,232

		11,803,059

Maryland (0.6%)
200,000	Howard Co. Retirement Cmnty. Rev. Ref. Series 2007-A (Vantage House Fac. Proj.), 4.50%, 4/1/10	195,498
310,000	MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11	301,897
900,000	MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.), 4.75%, 1/1/13	857,754

		1,355,149

Massachusetts (1.3%)
250,000	MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37	151,250
	MA Hlth. & Educ. Fac. Auth. Rev.:
70,000	Series 1999-C (Nichols College Proj.), 6.00%, 10/1/17	69,235
250,000	Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 101/25	235,527
1,000,000	Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12	969,200
550,000	MA Dev. Fin. Agy. Rev. Series 2007 (Orchard Cove Proj.), 5.00%, 10/1/17	477,438
1,000,000	MA Indus. Fin. Agy. Rev. Series 1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23	990,630

		2,893,280

Michigan (1.8%)
1,000,000	Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35	858,320
115,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.), 5.125%, 9/1/11	114,227
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%, 9/1/22	424,205
650,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16	641,121
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.), 6.25%, 10/1/23	450,505
500,000	MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (MBIA-IBC insured), 5.00%, 6/1/28	466,160
500,000	MI St. Univ. Gen. Rev. Series 2007-B (Ambac insured), variable rate, 2/15/37	312,500
250,000	MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22	211,107
300,000	Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured), 5.625%, 6/1/22	224,703
500,000	Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30	507,645

		4,210,493

Minnesota (2.1%)
5,424,004	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32	4,370,445
600,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33	481,884

		4,852,329

Mississippi (1.1%)
	MS Dev. Bank Spl. Oblig. Rev. Ref.:
325,000	Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14	325,058
950,000	Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.), 5.00%, 10/1/13	977,854
	MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
245,000	Series 2007-C1, 5.60%, 6/1/38	249,643
500,000	Series 2008-A1, 5.05%, 12/1/39	447,500
500,000	Series 2008-B2, 6.75%, 6/1/39	524,470

		2,524,525

Quantity ($)	Name of Issuer	Market Value ($)(1)
Missouri (2.6%)
200,000	Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10	199,922
80,000	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.) Series 2002, 5.75%, 6/1/32	69,922
500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27	416,160
295,000	Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006 (Stardust-Munger Proj.), 4.70%, 4/15/23	256,576
250,000	Harrisonville Annual Approp. Tax. Rev. Ref. Series 2007 (Harrisonville Towne Ctr. Proj.), 4.625%, 11/1/28	205,232
250,000	Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.), 6.875%, 9/1/32	229,290
1,000,000	Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17	890,900
	Series 2007-E (Independence - Centerpoint Proj.):
250,000	5.125%, 4/1/25	227,527
500,000	4.75%, 4/1/28	429,745
750,000	Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28	702,450
250,000	MO Dev. Fin. Brd. Infrastructure Facs. Rev. Series 2008-F (Independence Centerpoint Proj.), 6.00%, 4/1/27	241,607
	MO Hlth. & Educ. Fac. Auth. Rev. Series:
500,000	2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	419,580
500,000	2007-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 4.875%, 2/1/18	463,505
400,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons Proj.) (ACA insured), 4.50%, 5/1/27	331,488
250,000	St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev. Series 2007-A (Friendship Vlg.), 5.375%, 9/1/21	221,448
460,000	St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.), 5.125%, 5/1/26	399,694
260,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15	260,265

		5,965,311

Montana (0.2%)
905,961	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	851,286

Nebraska (0.2%)
220,000	Douglas Co. San. & Impt. Dists. No. 375 G.O. Series 2003 (Walnut Ridge Proj.), 5.30%, 12/15/23	221,124
500,000	Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12	349,330

		570,454

Nevada (1.8%)
250,000	Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33	229,112
1,000,000	Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured), 5.30%, 10/1/11	970,640
415,000	Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17	369,557
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	604,272
305,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60), 4.50%, 12/1/10	298,638
100,000	NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16	100,999
	Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
500,000	5.00%, 6/1/22	451,170
500,000	5.25%, 6/1/32	428,710
500,000	Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.), 6.40%, 6/1/20	467,520
250,000	Sparks Tourism Impt. Dist. No.1 Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20	234,588

		4,155,206

See accompanying notes to portfolios of investments on page 52.    31

Sit Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
New Hampshire (0.9%)
	Manchester Hsg. & Redev. Auth. Rev.:
200,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19	105,152
890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	897,431
565,000	NH Hlth. & Educ. Fac. Auth. Rev. Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16	489,872
500,000	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.), 5.00%, 7/1/16	477,965
135,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08	135,003

		2,105,423

New Jersey (0.7%)
	NJ Hlth. Care Facs. Fin. Auth. Rev.:
300,000	Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12	303,315
1,000,000	Ref. Series 1997 (Holy Name Hosp. Issue), 5.25%, 7/1/20	978,900
495,000	Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33	346,500

		1,628,715

New Mexico (0.8%)
	Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
250,000	Series 1996-B, 6.30%, 12/1/16	237,435
1,000,000	Series 1996-C, 5.70%, 12/1/16	1,003,470
475,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	482,115
250,000	NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17	212,167

		1,935,187

New York (2.0%)
250,000	Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch. Proj.), 5.00%, 4/1/20	226,350
500,000	Amherst Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Beechwood Hlth. Care Ctr. Inc. Proj.), 4.875%, 1/1/13	467,855
500,000	Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.), 4.75%, 12/1/14	460,605
275,000	Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.), 4.50%, 2/1/17	251,749
1,230,000	NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24	1,231,414
650,000	NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33	461,500
155,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	139,884
130,001	NY Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2003-CI, 5.00%, 6/1/11	130,088
250,000	Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23	206,353
	Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
500,000	5.10%, 9/15/13	471,200
650,000	5.25%, 9/15/16	588,094

		4,635,092

North Carolina (1.2%)
750,000	Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev. Proj.), 6.75%, 8/1/24	687,570
105,000	Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.), 5.25%, 12/1/09	105,202
250,000	NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.), 5.25%, 1/1/32	187,623
	NC Med. Care. Commission Hlth. Care Facs. Rev.:
150,000	Series 1998-B (Novant Hlth. Proj.), 5.00%, 10/1/28	151,506
525,000	Ref. Series 2005-B (Presbyterian Proj.), 4.90%, 7/1/31	520,495
600,000	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (ARC Proj.), 5.80%, 10/1/34	525,954
370,000	NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.) (FSAinsured), 5.375%, 10/1/24	367,843
175,000	Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19	170,013

		2,716,206

Quantity ($)	Name of Issuer	Market Value ($)(1)
North Dakota (0.8%)
745,922	City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32	679,632
1,000,000	Grand Forks Hlth. Care Sys. Rev. Series 1997 (Altru Hlth. Sys. Oblig. Group Proj.), 5.625%, 8/15/27	928,080
175,000	Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31	141,334

		1,749,046

Northern Mariana Islands (0.2%)
450,000	Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22	375,791

Ohio (2.5%)
330,000	Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21	285,849
485,000	Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%, 6/1/24	403,287
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19	271,282
	Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev.:
675,000	Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23	593,176
265,000	Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25	217,854
750,000	Series 2006-A(Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	616,275
750,000	Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42	735,705
250,000	Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.625%, 8/15/32	231,605
1,500,000	Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.), 5.00%, 1/1/27	1,236,300
805,000	Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured), 5.50%, 9/1/27	804,018
250,000	OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33	239,483
250,000	Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park), 5.38%, 12/1/35	210,695

		5,845,529

Oklahoma (1.6%)
500,000	Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18	443,920
500,000	Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16	503,220
250,000	Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%, 5/1/35	188,090
915,000	Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22	755,214
350,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	362,579
960,000	Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.) (Connie Lee insured), 5.50%, 11/1/10	961,958
500,000	Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16	463,980

		3,678,961

Oregon (0.7%)
200,000	Cow Creek Band Umpqua Tribe of Indians Rev. Series 2006-C, 4.875%, 10/1/08	199,990
250,000	OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42	224,693
50,000	OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22	50,472
1,245,000	Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21	1,021,697

		1,496,852

Pennsylvania (3.4%)
495,000	Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34	314,325
225,000	Cambridge Area Jt. Auth. Gtd. Swr. Rev. Series 2008, 5.625%, 12/1/28	197,149
565,000	Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A (Friendship Village South Proj.), 4.75%, 8/15/11	568,153
555,000	Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21	464,080
300,000	Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.), 5.40%, 9/1/16	288,585
600,000	Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37	396,000
1,890,000	Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12	1,884,746

See accompanying notes to portfolios of investments on page 52.    33

Sit Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
500,000	Lancaster Co. Hosp. Auth. Rev. Series 2008-A (Brethren Village Proj.), 5.20%, 7/1/12	496,950
250,000	Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke’s Bethlehem Proj.), variable rate, 8/15/42	147,500
500,000	Montgomery Co. Indus. Dev. Auth. Rev. Ref. Series 1997-A (Meadowood Proj.), 6.25%, 12/1/17	469,090
500,000	Northeastern PA Hosp. & Educ. Auth. College Rev. Series 1997 (Luzerne Co. Cmnty. Call. Proj.) (MBIA insured), 5.15%, 8/15/16	500,670
	PA Higher Educ. Fac. Auth Rev.:
800,000	Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30	730,712
370,000	Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24	321,586
240,000	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. Series 1997-A (FHA insured), 5.30%, 1/1/18	238,939
565,000	Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.) (Radian insured), 5.95%, 8/1/16	565,057
25,000	South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.), 5.375%, 7/1/22	24,723
200,000	Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29	190,008

		7,798,273

Puerto Rico (0.4%)
500,000	Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	337,500
500,000	Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	285,000
500,000	Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57	330,000

		952,500

Rhode Island (0.5%)
260,000	RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15	260,382
565,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20	497,596
500,000	RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.625%, 10/1/38	490,065

		1,248,043

South Carolina (1.8%)
	Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.):
500,000	Series 2003, 5.25%, 12/1/19	484,445
750,000	Series 2003, 5.25%, 12/1/20	717,502
150,000	Charleston Educ. Excellence Fin. Corp. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.), 5.25%, 12/1/20	148,290
500,000	Lee Co. Sch. Facs. Inc. Installment Purchase Rev. Series 2007 (Radian insured), 6.00%, 12/1/31	467,390
	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton Regl. Med. Proj.):
390,000	4.60%, 11/1/09	383,109
500,000	4.65%, 11/1/11	473,800
885,000	SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. Ref. Series 2007 (Lutheran Homes Proj.), 4.875%, 5/1/10	868,796
	SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
500,000	Series 2007-A, 6.00%, 11/15/27	422,620
250,000	Series 2007-B, 5.15%, 11/15/42	238,460

		4,204,412

Tennessee (1.5%)
500,000	Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%, 4/1/12	474,250
500,000	Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev. Series 2005-A (Prestige Proj.), 7.50%, 12/20/40	429,290
240,000	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref. Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	246,905
	Shelby Co. H1th., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (7) (8)	363,710
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (7) (8)	1,546,886

Quantity ($)	Name of Issuer	Market Value ($)(1)
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (7) (8)	16
	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (7) (8)	370,720
405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (7) (8)	4

		3,431,781

Texas (9.6%)
	Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref.:
400,000	Series 2006-B, 6.00%, 1/1/10	405,004
450,000	First Tier Series 2006, 5.25%, 1/1/24	390,141
20,000	Austin Utilities System Rev. Ref. Series 1993 (MBIA insured), 5.25%, 5/15/18	20,020
	Bexar Co. HFC Multifamily Hsg. Rev.:
250,000	Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30	225,240
550,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	443,734
230,000	Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11	215,871
130,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	126,370
1,000,000	Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43	1,023,270
440,000	Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21	430,822
370,000	Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22	384,815
	Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Rev.:
500,000	Series 2002, 5.38%, 1/1/32	433,500
500,000	Series 2008 (St. Joseph Regl. Proj.), 5.50%, 1/1/33	439,325
500,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	391,480
750,000	Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%, 8/15/21	630,780
5,009,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.), 6.75%, 10/20/32	5,178,705
150,000	Fort Bend Co. Municipal Util. Dist. No. 106 G.O. Series 1999 (Radian insured), 5.30%, 9/1/10	150,156
500,000	Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
	(MBIA insured), 5.00%, 11/1/14	500,590
1,165,820	Galveston Co. Municipal Util. Dist. No. 52 Series 2008-A, 6.25%, 8/12/09	1,160,504
100,000	Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28	85,994
500,000	Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2008 (Teco Proj.) (Assured Gty.), 5.00%, 11/15/32	456,830
100,000	Houston Airport Sys. Rev. Sub. Lien Rev. Series 1998-C, 5.00%, 7/1/28	90,330
750,000	Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12	750,952
500,000	La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18	473,550
18,981	Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11	19,389
750,000	Mesquite H1th. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.) Series 2005, 5.00%, 2/15/15	720,472
250,000	North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.125%, 1/1/31	239,870
750,000	Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22	698,625
	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
610,000	5.50%, 12/1/18	575,974
1,175,000	5.625%, 12/1/28	1,018,760
	Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007:
	(C.C. Young Mem. Hom. Proj.):
300,000	4.85%, 2/15/09	298,293
300,000	5.00%, 2/15/13	282,318
250,000	(Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16	223,358
490,000	Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
	(Crossroads Apt. Proj.), 7.25%, 12/1/36 (7) (8)	4,900
	TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
500,000	Series 2006-C, variable rate, 12/15/26	322,500
185,000	Series 2008-D, 6.25%, 12/15/26	160,071

See accompanying notes to portfolios of investments on page 52.    35

Sit Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
300,000	TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27	210,000
235,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	235,447
500,000	TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch. Proj.)
	(ACA insured), 5.00%, 8/15/30	384,675
	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
1,000,000	Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28	777,180
750,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	689,573
835,000	Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
	(Querencia Barton Creek Proj.), 4.90%, 11/15/13	772,484

		22,041,872

Utah (0.5%)
250,000	Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37	190,645
857,000	UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27	695,558
240,000	UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A(Section 8)
	(FHA insured), 6.10%, 7/1/22	240,341

		1,126,544

Virginia (1.3%)
415,000	Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.)
	(MBIA insured), 5.375%, 2/15/24	412,614
1,000,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	683,200
	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1:
500,000	5.35%, 7/1/31	482,740
1,500,000	(MBIA insured), 5.375%, 7/1/36	1,442,400

		3,020,954

Washington (1.7%)
2,000,000	Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16	1,953,100
450,000	Klickitat Co. Pub. Hosp. Dist. No. 2 Rev. Series 2007 (Skyline Hosp. Proj.), 6.00%, 12/1/20	406,318
250,000	Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23	237,623
1,250,000	WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13	1,197,088

		3,794,129

West Virginia (0.5%)
1,250,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	1,252,825

Wisconsin (3.5%)
	WI Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 1993-C (Sorrowful Mother Corp. Proj.), 5.50%, 8/15/23	239,693
220,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	186,142
2,450,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	2,137,870
225,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	225,176
500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	444,740
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	802,323
	Series 2001 (Agnesian Healthcare, Inc. Proj.):
550,000	6.00%, 7/1/17	558,283
340,000	6.00%, 7/1/21	340,986
	Series 2003 (Synergy Hlth., Inc. Proj.):
225,000	6.00%, 11/15/23	215,501

Quantity ($)	Name of Issuer	Market Value ($)(1)
250,000	6.00%, 11/15/32	226,698
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	416,543
425,000	Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14	410,100
500,000	Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34	483,075
535,000	Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15	505,211
500,000	Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26	422,565
400,000	Series 2006-B (Upland Hills Health Inc. Proj.), 5.125%, 5/15/29	331,648

		7,946,554

Total municipal bonds (cost: $241,955,474)		206,603,676

Closed-End Mutual Funds (4.1%) (2)
31,000	BlackRock Long-Term Municipal Advantage Trust (BTA)	272,800
66,500	BlackRock MuniYield Insured Fund (MYI)	682,290
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)	327,522
54,500	BlackRock MuniYield Florida Fund (MYF)	544,455
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)	242,925
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	226,780
208,600	DWS Municipal Income Trust (KTF)	1,781,444
23,000	Eaton Vance National Municipal Income Trust (FEV)	255,990
44,000	Insured Municipal Income Fund (PIF)	468,600
58,300	Investment Grade Municipal Income Fund (PPM)	657,624
62,600	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)	624,122
3,500	Morgan Stanley Quality Investment (IQT)	35,420
76,000	Nuveen Florida Investment Quality Municipal Fund (NQF)	758,480
7,300	Nuveen Florida Quality Income Municipal Fund (NUF)	74,971
11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)	122,850
21,500	Nuveen Premier Municipal Income Fund (NPF)	218,225
67,411	Putnam Municipal Opportunities Trust (PMO)	697,704
45,700	Seligman Select Municipal Fund (SEL)	421,354
36,800	Van Kampen Advantage Municipal Income Trust II (VKI)	365,424
25,700	Van Kampen Pennsylvania Value Municipal Income Trust (VPV)	291,695
25,889	Van Kampen Trust Investment Grade Muni Fund (VGM)	301,093

Total closed-end mutual funds (cost: $11,693,188)		9,371,768

Short-Term Securities (5.2%) (2)
11,965,534	Dreyfus Tax-Exempt Cash Management Fund, 5.01%	11,965,534

Total short-term securities (cost: $11,965,534)		11,965,534

Total investments in securities (cost: $265,614,196) (6)		$227,940,978

See accompanying notes to portfolios of investments on page 52.    37

Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2008

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Minnesota Tax Free Income Fund provided a total return of -2.82% for the six-month period ending  September 30, 2008, which compared with a total return of -0.15% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 5.02% and its 12-month distribution rate was 4.31% as of September 30th.
          We began gradually extending the Fund’s duration from its defensive positioning in early 2006 as it appeared that the latest round of Federal Reserve tightening was nearing completion. The Fund’s estimated duration was positioned longer than its benchmark at 4.8 years on September 30, 2008, compared with 4.1 years on March 31, 2006. The Lehman 5-year Municipal Bond Index yield peaked at 4.02% on June 30, 2007 and declined to 3.71% on September 30, 2008 as the municipal yield curve steepened, with the Fed cutting short term rates and longer term yields rising, in the flight to quality that occurred over the past 15 months.
          Extending duration over the past year was the most important factor affecting the Fund’s recent performance. However, in the longer run, the higher yields available on longer duration securities are expected to enhance the Fund’s longer term returns. The Fund’s investments in non-rated municipal bonds totaled 36.3% on September 30th, compared with 37.5% six months earlier. Non-rated bonds were a significant factor in the Fund’s return, as the return on its non-rated bonds was approximately -2.2% lower than that of its rated investments. Furthermore, market sectors were not a major factor in the Fund’s returns as four of the five largest sectors in which the Fund invests, representing an aggregate 63.9% of the portfolio, earned returns that varied by less than 1.5% over the six-month period. The return provided by the Fund’s 10.8% allocation to single family bonds was less negative than the other large sectors. Finally, there were no credit-related issues which substantially affected the Fund’s return. The Fund remains highly diversified with 420 security holdings on September 30, 2008.
          The U.S. Treasury and the Federal Reserve System are expected to continue pursuing strategies to avoid a financial and economic crisis. Municipal bond market conditions remain volatile, causing many investors to temporarily seek safety in U.S. Treasury securities. While the government’s efforts to restore confidence in the financial markets are expected to be successful, an economic recession is expected to result in lower municipal bond yields and higher future Fund net asset values.
          Currently, intermediate and longer term municipal yields are considered to be at attractive levels compared with inflation expectations, the yield levels of U.S. Treasury securities and the yields available on investment grade taxable bonds. If municipal bond yields rise further, the Fund’s duration will be gradually extended to the longer end of the intermediate duration range, while not exceeding the Fund’s maximum permitted duration of 8 years.

INVESTMENT OBJECTIVE AND STRATEGY

          The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.
          During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Asset Value 9/30/08:	$9.28 Per Share
3/31/08:	$9.76 Per Share
Total Net Assets:	$281.0 Million
30-day SEC Yield:	5.02%
Tax Equivalent Yield:	8.38%(1)
12-Month Distribution Rate:	4.31%
Average Maturity:	14.6 Years
Duration to Estimated Avg. Life:	4.8 Years(2)
Implied Duration:	6.1 Years(2)

(1)	For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

Sit MN Tax-Free Income Fund		Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index
3 Month**	-3.74%	0.66%	-3.34%
6 Month**	-2.82	-0.15	N/A
1 Year	-3.38	3.72	-2.40
5 Years	2.41	2.81	2.32
10 Years	3.26	4.25	3.47
Inception	4.42	4.69	4.23
(12/1/93)

CUMULATIVE TOTAL RETURNS*

Sit MN Tax-Free Income Fund		Lehman 5-Year Muni. Bond Index	Lipper MN Muni Bond Fund Index
1 Year	-3.38	3.72	-2.40
5 Year	12.67	14.84	12.14
10 Year	37.80	51.62	40.71
Inception	90.07	97.33	84.90
(12/1/93)
*As of 9/30/08.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/08 would have grown to $19,007 in the Fund or $19,733 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P Fitch or Duff & Phelps ratings used.

Sit Minnesota Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Municipal Bonds (95.9%) (2)
Education/Student Loan (12.0%)
	Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
4,228,090	5.46%, 1/1/28	3,596,202
5,261,284	5.30%, 11/1/32	4,239,332
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
775,000	5.125%, 1/1/16	709,241
875,000	6.25%, 1/1/21	790,799
	Minnesota Higher Educ. Fac. Auth. Rev.:
360,558	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	357,630
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	700,777
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	147,356
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	66,228
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	615,790
	Series 2006-6J1 (Augsburg College):
505,000	5.00%, 5/1/10	515,140
595,000	5.00%, 5/1/12	615,938
100,000	Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09	100,095
675,000	Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13	675,256
50,000	Series 2000-5E (St. Mary’s Univ.), 6.75%, 3/1/22	50,318
100,000	Series 2000-5E (St. Mary’s Univ.), 6.75%, 3/1/26	100,407
270,000	Series 2004-5U (St. Mary’s Univ.), 3.75%, 10/1/13	258,682
2,500,000	Series 2004-5Y (Univ. St. Thomas), 5.25%, 10/1/34	2,291,500
2,000,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	1,883,800
	Series 2006-6K (College of Art & Design):
270,000	4.50%, 5/1/10	271,787
750,000	5.00%, 5/1/19	699,615
2,862,926	Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16	2,812,710
	Series 2007-6S (St. Scholastica College):
2,000,000	5.00%, 12/1/22	1,758,500
1,900,000	5.00%, 12/1/27	1,612,340
2,000,000	Series 2007-6N (College St. Catherine), 4.75%, 4/26/27	1,878,080
1,115,000	Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.), 5.00%, 12/15/20	1,069,642
	Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
315,000	5.75%, 5/1/16	300,280
300,000	6.00%, 5/1/26	257,196
575,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	567,163
775,000	Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27	630,168
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
375,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	378,761
605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	556,667
	Series 2006-A (Cmnty. Peace Academy Proj.):
685,000	4.35%, 12/1/12	657,929
600,000	4.35%, 12/1/14	556,254
1,500,000	5.00%, 12/1/18	1,374,060
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%, 10/1/24	460,615
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	99,483

		33,655,741

Escrowed To Maturity/Prerefunded (2.5%)
55,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	57,608
370,000	Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10	379,298
50,000	Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21	53,842

Quantity ($)	Name of Issuer	Market Value ($)(1)
5,000,000	Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50%, 10/1/32	5,028,800
655,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A )Cmnty. Of Peace Academy Proj.), 6.375%, 12/1/11	692,001
780,000	Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10	801,520

		7,013,069

General Obligation (1.3%)
120,000	Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13	120,128
200,000	Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23	194,404
5,000	Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08	5,016
75,000	Cold Spring G.O. Series 2000, 5.15%, 2/1/09	75,130
650,000	Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26	603,759
	Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B:
1,425,000	4.375%, 3/1/24	1,299,329
300,000	4.50%, 3/1/26	274,251
305,000	North Mankato Impt. G.O. Series 2000-A, 4.75%, 2/1/10	305,464
500,000	Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22	417,545
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,236
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	100,171
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,039

		3,575,472

Hospital/Health Care (23.5%)
	Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
155,000	5.00%, 2/1/09	154,572
615,000	5.00%, 2/1/12	599,311
250,000	5.25%, 2/1/14	239,000
285,000	Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.), 5.00%, 9/1/21	264,947
4,025,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	3,567,881
85,000	Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08	84,998
	Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
100,000	5.00%, 4/1/13	95,272
400,000	5.20%, 4/1/16	362,824
2,000,000	Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14	1,885,300
	Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
135,000	4.70%, 3/1/14	126,394
145,000	4.80%, 3/1/15	134,943
150,000	4.90%, 3/1/16	135,744
	Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
285,000	4.75%, 5/1/10	281,061
600,000	4.85%, 5/1/12	582,900
75,000	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.), 5.50%, 9/1/11	73,828
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
	Series 2005:
265,000	4.50%, 6/1/13	251,896
400,000	5.20%, 6/1/25	344,364
	Ref. Series 2007:
430,000	4.75%, 6/1/18	388,028
500,000	5.00%, 6/1/29	407,020
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,483,665
435,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	433,373
	Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.):
1,000,000	5.00%, 7/1/18	947,370
1,500,000	6.00%, 7/1/28	1,391,925
250,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke’s Hosp. Proj.), 6.00%, 6/15/12	248,745

See accompanying notes to portfolios of investments on page 52.    41

Sit Minnesota Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
787,548	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	753,857
963,599	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.) Series 2005, 5.20%, 12/20/35	944,000
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
725,000	5.60%, 8/1/13	711,609
115,000	5.75%, 8/1/23	101,416
260,000	Fairbault Co. Hosp. Dist. Gross Rev. Series 1999 (Blue Earth Proj.), 5.30%, 12/1/08	259,516
1,925,000	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25	1,633,613
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
115,000	5.10%, 11/1/09	113,536
120,000	5.20%, 11/1/10	117,834
135,000	5.40%, 11/1/12	130,421
140,000	5.50%, 11/1/13	133,428
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
970,000	5.25%, 9/15/18	870,255
705,000	5.30%, 9/15/28	563,640
	Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
250,000	5.00%, 10/1/11	243,490
290,000	5.00%, 10/1/12	279,316
	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
1,000,000	5.00%, 9/1/20	938,350
2,000,000	5.00%, 9/1/29	1,737,600
	Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
1,200,000	5.25%, 5/1/25	1,092,108
1,500,000	5.25%, 5/1/28	1,341,150
	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
255,000	4.125%, 10/1/08	254,985
300,000	4.375%, 10/1/09	294,762
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
150,000	Series 2003-B, 4.85%, 11/1/11	152,529
50,000	Series 2003-A, 5.00%, 11/1/14	49,979
850,000	Series 2003-A, 5.85%, 11/1/23	824,619
100,000	Series 2003-A, 6.00%, 11/1/28	96,491
3,500,000	Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%, 11/1/28	2,841,860
1,000,000	Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.), 5.00%, 11/1/14	954,980
1,000,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14	943,360
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):
700,000	5.25%, 12/1/13	703,500
1,235,000	5.00%, 12/1/14	1,216,067
600,000	5.875%, 12/1/29	548,466
250,000	Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19	226,770
	Minneapolis Hlth. Care Fac. Rev.:
1,470,000	Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25	1,230,346
	Series 2005-E (Augustana Chapel View Homes Proj.):
200,000	4.20%, 6/1/09	197,774
205,000	4.40%, 6/1/10	200,355
220,000	4.55%, 6/1/11	212,604
240,000	4.80%, 6/1/13	229,135
250,000	4.90%, 6/1/14	237,202
255,000	5.00%, 6/1/15	237,808
270,000	5.10%, 6/1/16	249,331
285,000	5.25%, 6/1/17	262,710

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
	Series 2004- A:
315,000	5.20%, 1/1/11	309,009
500,000	5.75%, 1/1/19	471,660
530,000	5.80%, 1/1/24	483,381
200,000	5.50%, 6/1/27	167,342
500,000	Refunding Series 2006-A 5.00%, 6/1/15	473,595
	MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
115,000	5.45%, 2/1/09	114,836
120,000	5.45%, 8/1/09	119,621
120,000	5.50%, 2/1/10	119,518
125,000	5.50%, 8/1/10	124,324
	MN Agr. & Econ. Dev. Board Rev.:
405,000	Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.), 6.55%, 8/1/16	421,625
770,000	Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield, 11/15/22	684,268
220,000	Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.), 5.50%, 2/1/12	227,557
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
10,000	6.375%, 11/15/22	10,164
20,000	6.375%, 11/15/29	20,215
	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
110,000	4.10%, 12/1/10	106,972
750,000	5.10%, 12/1/24	628,095
300,000	New Hope Hlth. Care Facs. Rev. Series 2003-A (St. Therese Home, Inc. Proj.), 5.90%, 10/1/23	271,455
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
1,125,000	5.90%, 3/1/19	1,015,178
810,000	5.875%, 3/1/29	693,352
900,000	Northfield Hospital Rev. Series 2006 5.50%, 11/1/15	899,739
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	764,995
900,000	5.55%, 7/1/19	819,225
	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
155,000	4.90%, 7/1/09	154,022
240,000	5.00%, 7/1/10	237,096
	Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
190,000	5.00%, 12/1/09	188,415
100,000	5.00%, 12/1/10	98,523
1,000,000	5.00%, 12/1/21	858,990
100,000	Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36	89,089
500,000	Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.), 6.25%, 8/1/19	469,265
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
125,000	5.10%, 9/1/25	108,348
3,475,000	5.25%, 9/1/34	2,881,157
	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
2,500,000	5.00%, 6/1/25	2,214,550
750,000	5.00%, 6/1/35	620,588
1,000,000	St. Louis Park Hlth. Care Facs. Rev. Series 2008-C (Park Nicollet Hlth. Svcs. Proj.), 5.50%, 7/1/23	937,450
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
250,000	5.00%, 5/15/10	251,493
60,000	5.00%, 5/15/11	60,235
1,365,000	5.20%, 5/15/13	1,366,542
2,070,000	5.25%, 5/15/18	1,975,463
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	974,170

See accompanying notes to portfolios of investments on page 52.    43

Sit Minnesota Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

2,000,000	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%,10/1/33	1,606,280
1,210,000	St. Paul HRA Rev. Refunding Series 1996-C (St. Mary’s Home Proj.), 7.00%, 7/1/21	1,210,278
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
300,000	4.00%, 2/1/11	286,830
200,000	5.00%, 2/1/13	193,408
210,000	5.00%, 2/1/14	201,069
160,000	5.00%, 2/1/15	150,851
340,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.), 6.50%, 11/1/11	332,574
580,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006
	(HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36	474,133
540,000	St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10	535,847
50,000	Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12	49,423

		66,088,348

Industrial / Pollution Control (3.6%)
605,000	Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)	607,468
585,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	581,133
615,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	551,434
355,000	E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11	362,547
500,000	Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19 (4)	406,555
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (4)(7)	184,800
505,000	7.375%, 5/1/17 (4)(7)	333,300
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
300,000	Series 2002, 4.00%, 5/15/10	297,432
990,000	Series 2002,5.375%, 5/15/33	854,033
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	474,793
265,000	Sank Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18 (4)	246,455
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
95,000	5.125%, 3/1/12	95,491
500,000	5.35%, 3/1/18	500,495
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	zero coupon, 4.95% effective yield, 5/15/14	718,680
1,305,000	5.00%, 5/15/21	1,157,117
2,700,000	White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11	2,748,735

		10,120,468

Insured (4.4%)
1,500,000	Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian insured)
	5.00%, 9/1/24	1,347,480
1,600,000	Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured), 4.95%, 7/1/22	1,431,872
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,038
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
100,000	Ref. Sub. Series 2005-C (MBIA-IBC insured), 5.00%, 1/1/31	91,227
1,250,000	Sub. Series 2005-B (Ambac insured), 5.00%, 1/1/25 (4)	1,054,525
485,000	MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17	498,410
	Perham Gas Utility Rev. Series 1999 (Radian insured):
300,000	5.35%, 6/1/19	300,681
50,000	5.45%, 6/1/29	44,341
1,000,000	Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N (FSA insured), variable rate, 7/1/45	570,000
100,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09	100,962
600,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29	384,000
200,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16	200,460

Quantity ($)	Name of Issuer	Market Value ($)(1)

510,000	St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
	Series 1996-B, 5.00%, 7/1/20	488,310
	St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
200,000	5.125%, 5/1/09	203,052
250,000	5.75%, 5/1/26	251,835
2,270,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	2,555,067
3,100,000	Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13	2,897,539

		12,439,799

Multifamily Mortgage (19.3%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
	Villa Proj.) (GNMA collateralized):
40,000	4.90%, 8/1/09	40,066
1,520,000	5.25%, 8/1/18	1,520,304
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
640,000	Series 2000-A, 7.15%, 1/1/20	646,899
500,000	Series 2000-A, 7.25%, 1/1/32	502,790
2,715,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
	(Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,447,871
	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
65,000	5.00%, 9/1/09 (4)	65,038
495,000	5.375%, 9/1/14 (4)	478,076
500,000	Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25	419,060
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997- A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	680,603
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
115,000	5.40%, 11/1/08	114,930
170,000	5.50%, 11/1/10	167,628
545,000	5.80%, 11/1/18	520,246
3,065,000	Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31	2,396,002
	Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice Proj.):
120,000	4.30%, 11/1/08	119,828
150,000	4.40%, 11/1/09	147,658
	Eden Prairie Multifamily Hsg. Rev. Refunding:
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	498,614
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	710,849
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,245,945
740,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	697,672
	Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
200,000	4.90%, 10/1/09	197,498
140,000	4.95%, 10/1/10	136,910
100,000	5.00%, 10/1/11	96,731
155,000	5.10%, 10/1/12	149,164
165,000	5.15%, 10/1/13	157,073
	Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge Apts. Proj.):
355,000	5.125%, 2/1/18	330,249
650,000	5.25%, 2/1/28	538,180
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
885,000	6.625%, 10/1/11	872,451
295,000	6.875%, 10/1/14	288,575

See accompanying notes to portfolios of investments on page 52.    45

Sit Minnesota Tax-Free Income Fund
September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
300,000	5.75%, 10/1/17	269,340
290,000	6.00%, 10/1/21	255,800
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
695,000	5.50%, 12/1/25	622,998
1,785,000	5.50%, 12/1/29	1,562,571
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
25,000	Series 1999-B, 5.00%, 10/1/09	25,316
500,000	Series 1999-A, 5.20%, 10/1/19	481,350
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,469,880
120,000	Hutchinson Hsg. Fac. Rev. Series 2003-A (Prince of Peace Apts. Proj.), 4.50%, 10/1/08	119,999
245,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
	Care Proj.), 5.50%, 10/1/33	214,105
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,251,530
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
	(GNMA Collateralized), 4.75%, 1/20/42	2,072,948
	Minneapolis Multifamily Hsg. Rev.:
320,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	315,754
5,020,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	5,021,255
115,000	Ref. Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 4.75%, 12/20/12 (4)	115,046
1,200,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,145,760
315,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30 (4)	316,159
835,000	Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17 (4)	760,259
	Ref. Series 2007-A (Keeler Apts. Proj.):
150,000	4.50%, 10/1/12	144,207
580,000	4.65%, 10/1/15	535,763
	Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
300,000	5.00%, 4/1/13	286,947
170,000	5.10%, 4/1/14	162,032
	MN HFA Hsg. Fin. Agy. Rental Hsg.:
85,000	Series 2004-A, 4.875%, 8/1/24 (4)	73,196
	Series 1997-A:
60,000	5.40%, 8/1/10 (4)	60,519
125,000	5.45%, 8/1/11(4)	126,034
100,000	Series 2000-A (Section 8), 5.375%, 2/1/09 (4)	100,735
1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21	1,224,585
650,000	MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47	521,619
	Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13 (4)	543,785
975,000	5.20%, 1/20/18 (4)	945,350
	North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
500,000	5.25%, 10/1/13	483,790
1,565,000	5.625%, 10/1/17	1,465,372
500,000	5.75%, 10/1/22	458,765
	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
145,000	4.50%, 7/1/09	145,044
115,000	4.75%, 7/1/10	114,839
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
150,000	5.35%, 8/1/15	142,488
200,000	5.625%, 8/1/20	180,328
550,000	5.75%, 8/1/25	474,766
250,000	6.00%, 8/1/31	212,885

Quantity ($)	Name of Issuer	Market Value ($)(1)
600,000	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12	577,638
	Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
305,000	4.65%, 6/1/09	302,615
725,000	4.70%, 6/1/11	703,083
	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
125,000	4.50%, 10/20/16	121,994
300,000	4.75%, 10/20/21	273,273
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	460,205
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Fin.)
	(Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	2,865,520
115,000	Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.), 3.75%, 5/1/09	114,632
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
	(Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	526,416
	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
1,365,000	Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,199,671
60,000	Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09	45,900
500,000	St. Louis Park Multifamily Hsg. Rev. Refunding Series 1998-A (Park Ridge Apts. Proj.)
	(GNMA collateralized), 5.25%, 11/1/20	500,075
	St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
140,000	4.65%, 8/15/09	138,642
525,000	5.50%, 8/15/26	464,867
200,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
	(Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15	200,708
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
	(Marian Ctr. Proj.), 5.20%, 11/1/22	828,280
	St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
400,000	5.15%, 10/1/42	293,956
450,000	4.80%, 10/1/18	385,038
735,000	Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17 (4)	669,695
120,000	Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18	110,466
	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
755,000	1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	751,852
695,000	2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26	620,711
1,000,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf Proj.), 8.00%, 3/15/41	980,680
500,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
	5.75%, 6/1/41	422,880

		54,168,826

Municipal Lease (2.2%) (5)
200,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	209,724
300,000	Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	314,586
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	39,600
100,000	Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10	100,718
1,963,446	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	1,711,929
50,000	Chaska Econ. Dev. Auth. ISO No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09	51,380
89,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	92,125
614,588	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	605,547
65,000	Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09	65,910
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
275,000	4.00%, 10/1/08	275,003
300,000	4.00%, 10/1/09	300,264
300,000	4.50%, 10/1/10	302,112
200,000	5.00%, 10/1/11	202,556

See accompanying notes to portfolios of investments on page 52.    47

Sit Minnesota Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
1,250,000	5.125%, 10/1/20	1,133,175
150,000	5.25%, 10/1/14	149,315
400,000	5.25%, 10/1/25	345,672
315,000	5.375%, 10/1/30	265,406

		6,165,022

Public Facilities (0.4%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	46,096
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	243,608
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
135,000	4.625%, 2/1/12	135,081
255,000	5.00%, 2/1/16	250,321
125,000	5.10%, 2/1/18	119,941
	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	71,300
75,000	4.75%, 8/1/12	76,393
85,000	5.10%, 8/1/15	86,852
205,000	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17	178,555

		1,208,147

Single Family Mortgage (10.8%)
	Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
2,809,939	Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39 (4)	2,520,628
1,983,281	Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40 (4)	1,793,798
	Minneapo1is- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
20,000	Series 1997, 6.25%, 11/1/30	19,600
1,212,272	Series 2005-A3, 5.10%, 4/1/27	1,254,071
3,960,775	Series 2007-A1, 5.25%, 12/1/40 (4)	3,612,187
1,000,000	Series 2007-A2, 5.52%, 3/1/41	915,790
	MN HFA Single Family Mtg. Rev.:
350,000	Series 1994-E, 5.60%, 7/1/13	354,788
195,000	Series 1994-E, 5.90%, 7/1/25	199,218
75,000	Series 1996-D, 6.00%, 1/1/16	75,081
50,000	Series 1997-A, 5.60%, 7/1/09	50,252
210,000	Series 1997-1, 5.50%, 1/1/17	211,134
125,000	Series 1996-H, 6.00%, 1/1/21	125,056
485,000	Series 1997-D, 5.85%, 7/1/19 (4)	490,607
30,000	Series 1997-E, 5.90%, 7/1/29 (4)	30,363
10,000	Series 1997-G, 6.00%, 1/1/18	10,117
610,000	Series 1998-C, 5.25%, 1/1/17	620,449
175,000	Series 1998-F-1, 5.45%, 1/1/17	176,563
50,000	Series 1998-F, 5.70%, 1/1/17	50,478
55,000	Series 1998-A, 4.80%, 7/1/09	55,639
60,000	Series 1998-A, 4.90%, 7/1/10	60,680
2,420,000	Series 1998-G, 6.00%, 7/1/22 (4)	2,435,101
2,905,000	Series 1999-B, 5.20%, 7/1/17	2,926,410
305,000	Series 1999-B, 5.25%, 1/1/20	307,315
55,000	Series 1999-H, 5.30%, 7/1/11	55,964
100,000	Series 2000-A, 5.75%, 7/1/18	103,643
115,000	Series 2000-C, 6.10%, 7/1/30 (4)	117,445
320,000	Series 2003-I, 4.30%, 7/1/11 (4)	321,997
600,000	Series 2003-I, 5.10%, 7/1/20 (4)	561,114
1,000,000	Series 2005-G, 4.30%, 1/1/18	956,440
1,750,000	Series 2006-B, 5.00%, 1/1/37 (4)	1,715,228

Quantity ($)	Name of Issuer	Market Value ($)(1)
1,950,000	Series 2006-M, 4.80%, 7/1/26 (4)	1,621,991
1,000,000	Series 2007-I, 4.75%, 7/1/27	817,430
2,000,000	Series 2007-Q, 5.15%, 7/1/28 (4)	1,731,780
2,000,000	Series 2007-Q, 5.25%, 7/1/33 (4)	1,724,840
1,000,000	Series 2008-B, 5.50%, 7/1/28 (4)	906,020
1,500,000	Series 2008-B, 5.65%, 7/1/33 (4)	1,357,920

		30,287,137

Transportation (1.6%)
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
75,000	Series 1999-B, 5.25%, 1/1/18 (4)	72,331
20,000	Series 2001-B, 5.75%, 1/1/16	20,115
1,000,000	Sub. Series 2001-D, 5.75%, 1/1/14 (4)	1,007,870
2,010,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/22	1,859,029
1,750,000	Sub. Series 2007-B, 5.00%, 1/1/25	1,600,322

		4,559,667

Utility (5.2%)
1,000,000	Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25	959,820
200,000	Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09	200,214
	Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
650,000	4.00%, 12/1/08	649,629
965,000	4.00%, 12/1/09	960,310
	MN Muni Pwr. Agy. Elec. Rev.:
2,000,000	Series 2004-A, 5.25%, 10/1/24	1,900,300
	Series 2005:
1,000,000	5.00%, 10/1/30	906,460
4,465,000	5.00%, 10/1/35	3,931,031
700,000	Series 2007, 5.25%, 10/1/27	657,552
	North Branch Elec. Sys. Rev. Series 2008-B:
250,000	5.00%, 8/1/22	230,908
500,000	5.75%, 8/1/28	460,565
300,000	Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24	265,014
1,250,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	843,750
2,000,000	Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR, 5.00%, 7/1/22	1,828,340
125,000	Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21	115,874
780,000	Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17	760,906

		14,670,673

Other Revenue Bonds (9.1%)
830,000	Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev. Proj.),
	5.00%, 2/1/10	841,612
	Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev. Proj.):
295,000	5.00%, 2/15/17	266,919
510,000	5.20%, 2/15/22	430,986
900,000	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant’s Ridge Rec. Area Proj.),
	Series 2000, 7.25%, 11/1/16	931,131
763,440	Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26	634,861
	Lakeville Liquor Rev. Series 2007:
145,000	5.00%, 2/1/11	145,625
190,000	5.00%, 2/1/17	180,169
210,000	5.00%, 2/1/22	186,293
230,000	McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%, 12/1/31	197,775

See accompanying notes to portfolios of investments on page 52.    49

Sit Minnesota Tax-Free Income Fund September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
110,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	110,431
500,000	Series 1999-IA (Discount Steel), 5.25%, 6/1/19 (4)	467,800
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	161,640
	Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
165,000	4.80%, 2/1/12	160,154
245,000	5.10%, 2/1/17	222,639
240,000	5.20%, 2/1/21	205,346
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
600,000	4.50%, 2/1/13	568,008
75,000	4.40%, 2/1/09	74,950
100,000	4.50%, 2/1/10	99,381
100,000	4.60%, 2/1/11	98,388
125,000	4.70%, 2/1/12	121,057
125,000	4.80%, 2/1/13	120,036
600,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	567,486
	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
220,000	4.25%, 8/15/11	219,602
1,205,000	5.00%, 2/15/27	1,009,838
	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):
500,000	4.75%, 2/1/17	447,295
500,000	4.90%, 2/1/22	413,830
	St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
500,000	4.75%, 12/1/26	445,395
500,000	5.00%, 12/1/32	454,340
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
155,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09	156,097
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	100,954
800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	795,232
1,099,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	1,101,451
984,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1),7.50%, 2/15/28	994,106
3,000,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	2,946,570
1,962,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,948,698
1,182,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,152,627
1,249,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,153,714
	St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
155,000	5.00%, 8/1/09	154,064
200,000	5.00%, 8/1/10	197,304
390,000	5.00%, 8/1/11	381,323
805,000	5.00%, 8/1/21	671,829
2,150,000	5.00%, 8/1/36	1,607,147
715,000	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25	678,106
	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
475,000	4.65%, 6/1/20	429,714
300,000	5.00%, 6/1/30	255,471
85,000	Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.), 6.625%, 6/1/20	86,351
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	653,759
265,000	Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10	269,759

		25,517,263

Total municipal bonds (cost: $293,104,596)		269,469,632

Quantity ($)	Name of Issuer	Market Value ($)(1)
Closed-End Mutual Funds (0.8%) (2)
10,900	Delaware Investments Minnesota Municipal Income Fund II	127,421
44,100	First American Minnesota Municipal Income Fund II	524,790
124,000	MN Municipal Income Portfolio	1,488,000

Total closed-end mutual funds (cost: $2,389,307)		2,140,211

Short-Term Securities (1.9%) (2)
5,252,692	Wells Fargo Minnesota Municipal Cash Fund, 5.71%	5,252,692

Total Short-Term Securities (cost: $5,252,692)

Total investments in securities (cost: $300,746,595) (6)		$276,862,535

See accompanying notes to portfolios of investments on page 52.    51

Sit Mutual Funds September 30, 2008

Notes to Portfolios of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	At September 30, 2008, 1.1% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.

(4)

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2008, 12.5% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5)

Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities (“Restricted Securities”) held by the Funds which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(6)	At September 30, 2008, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	Money Market Fund	U.S. Government Securities Fund

Cost for federal income tax purposes	$65,081,763	$352,792,381

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	—	$3,303,106
Gross unrealized depreciation	—	(3,252,209)

Net unrealized appreciation (depreciation)	—	$50,897

	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

Cost for federal income tax purposes	$265,614,196	$300,746,595

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$141,945	$612,346
Gross unrealized depreciation	(37,815,163)	(24,496,406)

Net unrealized appreciation (depreciation)	($37,673,218)	($23,884,060)

(7)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2008, is $2,194,052, $2,578,436 and $518,000 in the Money Market, Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 3.4%, 1.1% and 0.2% of the Fund’s net assets, respectively.

(8)	Presently non-income producing securities. Items identified are in default as to payment of interest.

This page has been left blank intentionally.

Sit Mutual Funds September 30, 2008

Statements of Assets and Liabilities (Unaudited)

	Money Market Fund	U.S. Government Securities Fund

ASSETS
Investments in securities, at identified cost	$65,081,763	$352,792,381

Investments in securities, at market value - see accompanying schedules for detail	$65,081,763	$352,843,278
Cash in bank on demand deposit	183,132	—
Accrued interest and dividends receivable	121,069	2,684,638
Receivable for investment securities sold	—	—
Receivable for principal paydowns	—	78,832
Other receivables	1,481	—
Receivable for Fund shares sold	—	5,335,871

Total assets	65,387,445	360,942,619

LIABILITIES
Disbursements in excess of cash balances	—	7,759,940
Payable for investment securities purchased - when issued (note 1)	—	—
Payable for investment securities purchased	—	—
Payable for Fund shares redeemed	—	101,356
Cash portion of dividends payable to shareholders	111,408	1,402,124
Other payables	—	1,780
Accrued investment management and advisory services fee	29,975	207,633

Total liabilities	141,383	9,472,833

Net assets applicable to outstanding capital stock	$65,246,062	$351,469,786

Net assets consist of:
Capital (par value and paid-in surplus)	$65,246,062	$353,195,691
Undistributed (distributions in excess of) net investment income	—	—
Accumulated net realized gain (loss) from security transactions	—	(1,776,802)
Unrealized appreciation (depreciation) on investments	—	50,897

	$65,246,062	$351,469,786

Outstanding shares	65,249,534	32,688,528

Net asset value per share of outstanding capital stock	$1.00	$10.75

	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

ASSETS
Investments in securities, at identified cost	$265,614,196	$300,746,595

Investments in securities, at market value - see accompanying schedules for detail	$227,940,978	$276,862,535
Cash in bank on demand deposit	—	980,122
Accrued interest and dividends receivable	3,581,457	4,508,216
Receivable for investment securities sold	—	—
Receivable for principal paydowns	—	—
Other receivables	29,479	1,194
Receivable for Fund shares sold	—	5,500

Total assets	231,551,914	282,357,567

LIABILITIES
Disbursements in excess of cash balances	356,974	—
Payable for investment securities purchased - when issued (note 1)	—	—
Payable for investment securities purchased	—	—
Payable for Fund shares redeemed	279,228	4,200
Cash portion of dividends payable to shareholders	990,377	1,128,785
Other payables	12,475	—
Accrued investment management and advisory services fee	173,202	192,380

Total liabilities	1,812,256	1,325,365

Net assets applicable to outstanding capital stock	$229,739,658	$281,032,202

Net assets consist of:
Capital (par value and paid-in surplus)	$302,835,471	$314,543,689
Undistributed (distributions in excess of) net investment income	—	—
Accumulated net realized gain (loss) from security transactions	(35,422,596)	(9,627,426)
Unrealized appreciation (depreciation) on investments	(37,673,217)	(23,884,061)

	$229,739,658	$281,032,202

Outstanding shares	26,565,869	30,285,789

Net asset value per share of outstanding capital stock	$8.65	$9.28

See accompanying notes to financial statements on pages 60-65.    55

Sit Mutual Funds
Six Months Ended September 30, 2008

Statements of Operations (Unaudited)

	Money Market Fund	U.S. Government Securities Fund

Investment income:
Income:
Interest	$970,655	$7,848,069

Total income	970,655	7,848,069

Expenses (note 3):
Investment management and advisory services fee	276,137	1,168,274
Less fees and expenses absorbed by investment adviser	(87,804)	(50,137)

Total net expenses	188,333	1,118,137

Net investment income	782,322	6,729,932

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	1,656,538
Net change in unrealized appreciation (or depreciation) on investments	—	(6,080,146)

Net gain (loss) on investments	—	(4,423,608)

Net increase (decrease) in net assets resulting from operations	$782,322	$2,306,324

	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

Investment income:
Income:
Interest	$8,011,534	$7,666,386

Total income	8,011,534	7,666,386

Expenses (note 3):
Investment management and advisory services fee	1,267,694	1,198,169
Less fees and expenses absorbed by investment adviser	(33,366)	—

Total net expenses	1,234,328	1,198,169

Net investment income	6,777,206	6,468,217

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,263,618)	(444,894)
Net change in unrealized appreciation (or depreciation) on investments	(11,520,480)	(14,198,924)

Net gain (loss) on investments	(14,784,098)	(14,643,818)

Net increase (decrease) in net assets resulting from operations	($8,006,892)	($8,175,601)

See accompanying notes to financial statements on pages 60-65.	57

Sit Mutual Funds
Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Securities Fund

	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Operations:
Net investment income	$782,322	$2,814,229	$6,729,932	$9,827,951
Net realized gain (loss) on investments	—	—	1,656,538	149,773
Net change in unrealized appreciation (depreciation) of investments	—	—	(6,080,146)	7,284,028

Net increase (decrease) in net assets resulting from operations	782,322	2,814,229	2,306,324	17,261,752

Distributions to shareholders from:
Net investment income	(782,322)	(2,814,229)	(6,729,932)	(9,827,951)
Net realized gains on investments	—	—	—	—

Total distributions	(782,322)	(2,814,229)	(6,729,932)	(9,827,951)

Capital share transactions:
Proceeds from shares sold	130,090,332	308,100,622	154,449,423	99,963,980
Fund merger (note 4)	—	—	—	—
Reinvested distributions	437,718	1,648,171	6,018,640	9,526,214
Payments for shares redeemed	(136,923,664)	(290,622,893)	(59,251,725)	(60,625,032)

Increase (decrease) in net assets from capital share transactions	(6,395,614)	19,125,900	101,216,338	48,865,162

Total increase (decrease) in net assets	(6,395,614)	19,125,900	96,792,730	56,298,963

Net assets
Beginning of period	71,641,676	52,515,776	254,677,056	198,378,093

End of period	$65,246,062	$71,641,676	$351,469,786	$254,677,056

Capital transactions in shares:
Sold	130,090,332	308,100,622	14,309,368	9,322,328
Fund merger (note 4)	—	—	—	—
Reinvested distributions	437,718	1,648,171	557,694	896,508
Redeemed	(136,923,664)	(290,622,893)	(5,494,078)	(5,695,620)

Net increase (decrease)	(6,395,614)	19,125,900	9,372,984	4,523,216

	Tax-Free Income Fund		Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Operations:
Net investment income	$6,777,206	$15,574,382	$6,468,217	$12,914,974
Net realized gain (loss) on investments	(3,263,618)	(3,652,467)	(444,894)	423,518
Net change in unrealized appreciation (depreciation) of investments	(11,520,480)	(17,246,766)	(14,198,924)	(13,975,077)

Net increase (decrease) in net assets resulting from operations	(8,006,892)	(5,324,851)	(8,175,601)	(636,585)

Distributions to shareholders from:
Net investment income	(6,777,206)	(15,574,382)	(6,468,217)	(12,914,974)
Net realized gains on investments	—	—	—	—

Total distributions	(6,777,206)	(15,574,382)	(6,468,217)	(12,914,974)

Capital share transactions:
Proceeds from shares sold	37,729,387	105,291,583	41,122,011	132,073,267
Fund merger (note 4)	—	2,508,485	—	—
Reinvested distributions	6,152,539	13,814,892	5,298,113	10,487,814
Payments for shares redeemed	(121,948,457)	(155,674,585)	(58,481,882)	(110,193,270)

Increase (decrease) in net assets from capital share transactions	(78,066,531)	(34,059,625)	(12,061,758)	32,367,811

Total increase (decrease) in net assets	(92,850,629)	(54,958,858)	(26,705,576)	18,816,252

Net assets
Beginning of period	322,590,287	377,549,145	307,737,778	288,921,526

End of period	$229,739,658	$322,590,287	$281,032,202	$307,737,778

Capital transactions in shares:
Sold	4,112,204	11,077,703	4,218,940	13,204,246
Fund merger (note 4)	—	260,940	—	—
Reinvested distributions	671,492	1,452,580	542,884	1,047,399
Redeemed	(13,423,563)	(16,413,251)	(5,992,373)	(11,025,230)

Net increase (decrease)	(8,639,867)	(3,622,028)	(1,230,549)	3,226,415

See accompanying notes to financial statements on pages 60-65.	59

Sit Mutual Funds
Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

Fund	Investment Objective

Money Market	Maximum current income with the preservation of capital and maintenance of liquidity.

U.S. Government Securities	High level of current income and safety of principal.

Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.

Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

Significant accounting policies followed by the Funds are summarized below:

Investments in Securities

Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-

issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurement

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments. The hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value on September 30, 2008:

	Investments in Securities at Value

Fund	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Money Market	—	$65,081,763	—	$65,081,763
U.S. Government Securities	$317,962,287	34,880,991	—	$352,843,278
Tax-Free Income	227,940,978	—	—	$227,940,978
MN Tax-Free Income	276,862,535	—	—	$276,862,535

Line of Credit

The Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus fifty basis points (0.50%). The Funds had no borrowings outstanding during the period ended September 30, 2008.

Sit Mutual Funds
Notes to Financial Statements (continued)

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the RIC qualification and distribution requirements of the RIC. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise returns for the 2005, 2006, and 2007 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 were as follows:

Year Ended March 31, 2008:

	Ordinary Income	Long Term Capital Gain	Total
Money Market Fund	$2,814,229	—	$2,814,229
U.S. Government Securities Fund	$9,827,951	—	$9,827,951
Tax-Free Income Fund(*)	$15,574,382	—	$15,574,382
MN Tax-Free Income Fund(*)	$12,914,974	—	$12,914,974
(*) 100% of dividends were derived from interest on tax-exempt securities.

Year Ended March 31, 2007:

	Ordinary Income	Long Term Capital Gain	Total
Money Market Fund	$3,045,336	—	$3,045,336
U.S. Government Securities Fund	$9,805,228	—	$9,805,228
Tax-Free Income Fund(*)	$14,462,903	—	$14,462,903
MN Tax-Free Income Fund(*)	$11,454,764	—	$11,454,764
(*) 100% of dividends were derived from interest on tax-exempt securities.

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
Money Market Fund	$191,764	—	—
U.S. Government Securities Fund	$831,001	($3,433,340)	$6,131,043
Tax-Free Income	$1,182,009	($32,158,978)	($26,152,737)
MN Tax-Free Income	$1,157,307	($9,182,532)	($9,685,137)

On the statement of assets and liabilities for the U.S. Government Securities, Tax-Free Income, and Minnesota Tax-Free Income Funds, as a result of permanent book-to-tax differences, reclassification adjustments of $237,576, $232,560, and $59,532, respectively, were made to decrease additional paid-in capital and increase accumulated net realized gain (loss).

As of March 31, 2008, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

	Loss Carryover	Expiration Year
U.S. Government Securities Fund	$3,433,340	2012
Tax-Free Income Fund	$32,158,978	2009
Minnesota Tax-Free Income Fund	$9,182,532	2009

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

Sit Mutual Funds

Notes to Financial Statements (continued)

(2)	Investment Security Transactions

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2008, were as follows:

	Purchases ($)	Proceeds ($)
U.S. Government Securities Fund	169,414,593	88,207,860
Tax-Free Income Fund	36,865,517	119,851,465
Minnesota Tax-Free Income Fund	20,388,745	31,998,405

For the Money Market Fund during the period ended September 30, 2008 purchases of and proceeds from sales and maturities of investment securities aggregated $745,123,191 and $752,471,086, respectively.

(3)	Expenses

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%

	First $50 Million	Over $50 Million
Money Market Fund	.80%	.60%
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2008, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund’s average daily net assets in excess of $250 million and .60% of the Fund’s average daily net assets in excess of $500 million. After December 31, 2008, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2008, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund’s average daily net assets. After December 31, 2008, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2008:

	Shares	% Shares Outstanding
Money Market Fund	34,470,493	52.8	(*)
U.S. Government Securities Fund	615,141	1.9
Tax-Free Income Fund	1,405,130	5.3
MN Tax-Free Income Fund	2,318,981	7.7
(*) 46.6% shares owned by other Sit Mutual Funds.

(4)	Fund Merger

Pursuant to a plan approved by the shareholders of the Sit Florida Tax-Free Income Fund (“Florida Fund”), the Tax-Free Income Fund (“Tax-Free Fund”) acquired all of the assets of the Florida Fund in exchange for shares of common stock of the Tax-Free Fund effective July 31, 2007. The aggregate net assets of the Tax-Free Fund immediately before the acquisition were $382,493,785 and the combined net assets immediately after the acquisition were $385,002,270. In exchange for 252,786 shares and $2,508,485 of net assets in the Florida Fund, the Tax-Free Fund issued 260,940 shares. The net assets of the Florida Fund consisted of: Capital stock ($2,533,478), Undistributed net investment income ($250), Accumulated net realized loss ($19,027), and Unrealized depreciation ($6,216). As a result of the merger, the Tax-Free Fund acquired capital loss carryovers, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains.

Sit Money Market Fund
Financial Highlights

	Six Months Ended September 30, 2008 (Unaudited)
		Years Ended March 31,

		2008	2007	2006	2005

Net Asset Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations:
Net investment income (1)	0.01	0.04	0.05	0.03	0.01

Total from operations	0.01	0.04	0.05	0.03	0.01

Distributions to Shareholders:
From net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net Asset Value:
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return (2)	1.05%	4.43%	4.80%	3.28%	1.24%

Net assets at end of period (000’s omitted)	$65,246	$71,642	$52,516	$69,682	$38,141

Ratios (3):
Expenses (without waiver)	0.74%	0.75%	0.75%	0.76%	0.80%
Expenses (with waiver)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (without waiver)	1.84%	4.02%	4.45%	3.09%	0.92%
Net investment income (with waiver)	2.08%	4.27%	4.70%	3.35%	1.22%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended September 30, 2008 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 0.80% of average daily net assets for the first $50 million in Fund net assets and 0.60% of average daily net assets for Fund assets exceeding $50 million. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit U.S. Government Securities Fund

Financial Highlights

	Six Months Ended September 30, 2008 (Unaudited)

		Years Ended March 31,

		2008	2007	2006	2005

Net Asset Value:
Beginning of period	$10.92	$10.56	$10.45	$10.62	$10.79

Operations:
Net investment income (1)	.26	.50	.48	.43	.38
Net realized and unrealized gains (losses) on investments	(.17)	.36	.11	(.17)	(.17)

Total from operations	.09	.86	.59	.26	.21

Distributions to Shareholders:
From net investment income	(.26)	(.50)	(.48)	(.43)	(.38)
From net realized gains	—	—	—	—	—

Total Distributions	(.26)	(.50)	(.48)	(.43)	(.38)

Net Asset Value:
End of period	$10.75	$10.92	$10.56	$10.45	$10.62

Total investment return (2)	0.81%	8.37%	5.81%	2.45%	1.93%

Net assets at end of period (000’s omitted)	$351,470	$254,677	$198,378	$234,395	$258,410

Ratios (3):
Expenses (without waiver) (4)	0.84%	0.85%	0.85%	0.84%	0.84%
Expenses (with waiver) (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (without waiver)	4.77%	4.61%	4.56%	3.99%	3.47%
Net investment income (with waiver)	4.81%	4.66%	4.61%	4.03%	3.51%

Portfolio turnover rate (excluding short-term securities)	33.85%	67.42%	43.98%	60.37%	36.64%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended September 30, 2008 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Tax-Free Income Fund
Financial Highlights

	Six Months Ended September 30, 2008 (Unaudited)

		Years Ended March 31,

		2008	2007	2006	2005

Net Asset Value:
Beginning of period	$9.16	$9.72	$9.72	$9.77	$9.90

Operations:
Net investment income (1)	.20	.40	.38	.37	.38
Net realized and unrealized gains (losses) on investments	(.51)	(.56)	.00	(.05)	(.13)

Total from operations	(.31)	(.16)	.38	.32	.25

Distributions to Shareholders:
From net investment income	(.20)	(.40)	(.38)	(.37)	(.38)
From net realized gains	—	—	—	—	—

Total distributions	(.20)	(.40)	(.38)	(.37)	(.38)

Net Asset Value:
End of period	$8.65	$9.16	$9.72	$9.72	$9.77

Total investment return (2)	(3.51%)	(1.72%)	4.00%	3.35%	2.54%

Net assets at end of period (000’s omitted)	$229,740	$322,590	$377,549	$366,948	$353,868

Ratios (3):
Expenses (without waiver) (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses (with waiver) (4)	0.78%	0.77%	0.77%	0.77%	0.77%
Net investment income (without waiver)	4.26%	4.15%	3.90%	3.78%	3.81%
Net investment income (with waiver)	4.28%	4.18%	3.93%	3.81%	3.84%

Portfolio turnover rate (excluding short-term securities)	14.55%	42.93%	50.67%	32.93%	41.29%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended September 30, 2008 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 0.80% of average daily net assets. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Minnesota Tax-Free Income Fund

Financial Highlights

	Six Months Ended September 30, 2008 (Unaudited)

		Years Ended March 31,

		2008	2007	2006	2005

Net Asset Value:
Beginning of period	$9.76	$10.21	$10.12	$10.09	$10.26

Operations:
Net investment income (1)	.21	.43	.42	.41	.44
Net realized and unrealized gains (losses) on investments	(.48)	(.45)	.09	.03	(.17)

Total from operations	(.27)	(.02)	.51	.44	.27

Distributions to Shareholders:
From net investment income	(.21)	(.43)	(.42)	(.41)	(.44)

Net Asset Value:
End of period	$9.28	$9.76	$10.21	$10.12	$10.09

Total investment return (2)	(2.82%)	(0.25%)	5.17%	4.46%	2.69%

Net assets at end of period (000’s omitted)	$281,032	$307,738	$288,922	$263,312	$233,034

Ratios (3):
Expenses (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.32%	4.25%	4.17%	4.07%	4.33%

Portfolio turnover rate (excluding short-term securities)	7.11%	37.48%	28.42%	54.91%	29.33%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)	Percentages for the period ended September 30, 2008 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Mutual Funds

Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 to September 30,2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Money Market Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 - 9/30/08)

Actual	$1,000	$1,010.50	$2.51

Hypothetical (5% return before expenses)	$1,000	$1,022.50	$2.52

* Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

U.S. Government Securities Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 - 9/30/08)

Actual	$1,000	$1,008.10	$4.01

Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Tax-Free Income Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 - 9/30/08)

Actual	$1,000	$ 964.90	$3.82

Hypothetical (5% return before expenses)	$1,000	$1,021.10	$3.93

* Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Minnesota Tax-Free Income Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 - 9/30/08)

Actual	$1,000	$ 971.80	$3.93

Hypothetical (5% return before expenses)	$1,000	$1,021.10	$4.03

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Sit Mutual Funds

Additional Information

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended September 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling l-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

Higher Risk
Higher Growth Potential
Developing Markets Growth Fund
Small Cap Growth Fund
International Growth Fund
Mid Cap Growth Fund
High Growth: Long-term capital appreciation
HIGH GROWTH
Large Cap Growth Fund
Global Dividend Growth Fund
Dividend Growth Fund
Balanced Fund
Growth: Long-term capital appreciation and income
GROWTH
Minnesota Tax-Free Income Fund
Tax-Free Income Fund
U.S. Government Securities Fund
Income: Increased income
Money Market Fund
Stability: Safety of principal and current income
STABILITY
Lower Risk
Lower Growth Potential

A Look at Sit Mutual Funds

     Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $7.3 billion for some of America’s largest corporations, foundations and endowments.

     Sit Mutual Funds are comprised of no-load Funds. The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

•          Free telephone exchange

•          Dollar-cost averaging through an automatic investment plan

•          Electronic transfer for purchases and redemptions

•          Free checkwriting privileges on Bond Funds

•          Retirement accounts including IRAs and 401 (k) plans

S E M I - A N N U A L   R E P O R T   B O N D   F U N D S
Six Months Ended September 30, 2008

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eight Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT
PNC Global Investment Servicing
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street, Suite 1500
Minneapolis, MN 55402

Sit Mutual Funds

High Income Municipal Bond Fund
Semi-Annual Report

September 30, 2008

Sit Mutual Funds
HIGH INCOME MUNICIPAL BOND FUND SEMI-ANNUAL REPORT
 TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
As published in the Semi-Annual Report of the Sit Bond Funds

Chairman’s Letter - Period Ended September 30, 2008

Dear Fellow Shareholders:

          Global capital markets saw a dramatic “flight to quality” in September, as the U.S. financial crisis worsened and the economy showed further weakness. What began as a sub-prime lending debacle in the U.S. in the third quarter of 2007 has mushroomed into a global financial crisis and economic slowdown. The failure or near-failure of several major financial institutions due to unanticipated loss exposure in subprime loans and credit default swaps has resulted in government intervention on several levels, as well as quick marriages among financial institutions seeking additional capital. Resulting erosion in investor confidence caused Treasury yields to move sharply lower, while other financial asset classes saw a severe liquidity crisis. The quest for quality pushed 3-month Treasury bill yields to less than 0.10% in mid-September. Other fixed-income markets saw price declines as credit spreads (versus Treasuries) widened to record levels for corporate and high yield securities. Municipals, despite seeing few direct downgrades on underlying issuer ratings, continued to be roiled by ratings downgrades on the monoline bond insurers, which insure nearly half of all tax-exempt bonds outstanding, and on the financial institutions serving as counterparties or liquidity providers. Financial markets continued to be volatile in October, reflecting concerns over whether government actions to address the global financial crisis will be successful and on increasing recession fears.

          Policy responses to this crisis over the past 14 months by the U.S. government and the Federal Reserve, have been unprecedented. In a series of nine moves since September 2007, the federal funds rate has been cut 425 basis points to 1.0% on October 29th in efforts to promote lending. The Fed has created and expanded a virtual alphabet soup of lending facilities to provide liquidity (e.g., TAF, TSLF, PDCF, CPFF) and has led the way to coordinated central bank actions. The Economic Stimulus Act of 2008 has provided stimulus in the way of tax rebates and bonus depreciation. Additionally, the federal government has provided support for the housing sector, financial markets and institutions via the Housing and Economic Recovery Act of 2008 passed in August; intervention on Bear Stearns and AIG in March and September, respectively; and the Troubled Asset Relief Program (TARP), which was signed into law on October 3rd. The $700 billion TARP, which included $149 billion in various unrelated tax breaks to garner House votes, represents the largest intervention by the government in the U.S. economy in history. Under the program, the Treasury Department will be able to buy troubled assets from financial institutions reeling from the subprime mortgage debacle. To add further reassurance, the bill also temporarily raises federal deposit insurance limits to $250,000 from $100,000 and suspends mark-to-market accounting rules for valuing assets. As it will take time for these programs to be fully implemented, the TARP will probably not be the last government intervention. Further actions may be seen in the form of an additional stimulus package, perhaps in the form of tax credits to individuals or the extension of unemployment benefits.

          The preliminary estimate of U.S. third quarter 2008 real GDP growth was reported at -0.3%, compared to +0.9% in the first quarter and +2.8% in the second quarter. This was the largest decline in economic activity since the third quarter of 2001. Consumer spending, which represents 70% of GDP and had slowed to +1.0% growth in recent quarters, declined -3.1% in the third quarter. Business investment and residential construction also slowed. Employment continues to weaken, as indicated by the September payroll report which showed the largest monthly decline in jobs since March 2003. The weakness was broad-based across economic sectors. While the September unemployment rate was unchanged at 6.1%, it appears likely to move higher in coming months. Also, amid a weakening global economic outlook, business investment and exports are expected to slow. Residential investment will remain a drag on real GDP growth, but will be a smaller influence due to its diminished size.

          General price inflation was tame since August, after several months of worrisome increases. On the consumer level, a sharp drop in energy prices, along with lower motor vehicle prices, helped to offset increases in food prices, pharmaceuticals and apparel and recreation. While year-over-year price increases are near cyclical highs, downward pressure is likely to continue given the weak economic outlook. The U.S. dollar has rallied in reaction to the collapse in crude oil prices (and other commodity prices) and worsening international economic prospects and has regained its traditional “safe-haven” status. We expect the U.S. dollar to continue to edge higher in the near term.

          Federal deficit trends continue to worsen. The federal deficit nearly tripled in fiscal 2008 to $454.8 billion from $161.5 billion in fiscal 2007. Treasury estimates that the deficit was 3.2% of 2008 GDP, up from 1.2% in fiscal 2007. For the year, receipts fell -1.7%, while outlays rose +9.1%.   Receipts  from  individual  income  taxes  declined
-1.5%, primarily due to tax rebates. In addition, there was lower-than-anticipated growth in total wages and salaries and in non-wage sources of income, such as capital gains and dividends. Corporate tax receipts were down -17.8% for the year. On the other side of the ledger, there were significantly higher-than-expected outlays in Defense and Treasury (interest on inflation-adjusted securities) and in the Federal Deposit Insurance Corporation. Regarding fiscal 2009, OMB, in its July update forecasted a shortfall this year of $482 billion, prior to the subsequent bailout measures. In September, CBO projected a fiscal 2009 deficit of $438 billion, before taking into account the costs of the federal takeover of Fannie Mae and Freddie Mac. Neither agency has updated its baseline budget projections and economic assumptions to incorporate the final fiscal 2008 budget results or the latest economic data.

2

Strategy Summary

          At present, the economy is very likely in a recession. Consumer spending in the third quarter declined, despite the residual positive impact of the tax rebates on consumer spending, and, in the fourth quarter, the absence of tax rebates will actually subtract from consumer spending growth. Economic contractions can be caused by a number of factors such as a spike in energy costs, a persistent loss of jobs, a weak housing market, or a general lack of confidence expressed as a credit crunch. While past recessions have generally had one or two of these issues to contend with, it appears that we now have a fair amount of each. One of the most significant factors impacting consumer spending is the jobs market and the outlook for employment continues to weaken. Residential investment will probably be a drag on the economy for the rest of the year and into the first part of 2009, although there is likely to be continued sequential quarterly improvement. Inventories have been drawn down six of the past seven quarters and will need to be rebuilt at some point. As a result of the accelerated credit market strains and economic pressures in recent months, we expect the economy to contract during the next few quarters.

          While real GDP growth will likely remain negative through the first half of 2009, we believe that policies are in place in the U.S. for an eventual economic turnaround. This contrasts with the rest of the world, which has just begun to enter the slowdown phase of their economic cycles and where central banks are only now beginning to implement policies to address their slowing economies and the financial crisis. In addition, the global slowdown has helped push crude oil and other commodity prices lower, which will ease inflationary pressures in the U.S. As a result, the U.S. economy and capital markets are attractive to investors relative to the rest of the world.

          Our fixed-income investment approach remains focused on securities that provide incremental yield and stable credit outlooks. Among taxable securities, we continue to emphasize seasoned agency mortgage pass-through securities for their yield advantage and credit quality. The federal government’s placing of agency mortgage companies Fannie Mae and Freddie Mac under conservatorship in early September significantly increased the explicit degree of support provided to the agencies and their debt, including mortgage securities. In addition to offering high levels of income, we believe this sector will also benefit from an intermediate-term housing market recovery, making it a highly attractive alternative to other short term fixed-income investments.

          In the municipal market, the constrained capital market access stalled most of the new issuance calendar for several weeks and even led a few municipal issuers to request federal assistance to cover possible short-term liquidity needs. The deteriorating market conditions resulted in municipal relative yield comparisons to Treasuries quickly reaching extreme levels. In addition, credit spreads widened even further as market conditions worsened in September. While market volatility is likely to continue in the near term as the U.S. government seeks to restore confidence in financial markets, we believe that municipals offer a compelling risk/reward profile, with relative yield valuations in extreme territory and credit spreads at historically wide levels. Municipals continue to demonstrate relative credit quality stability in this extreme market environment and we believe they should withstand a recession once the liquidity crisis passes. Our strategy remains focused on finding opportunities to increase portfolio yields in sectors and securities with stable longer term credit outlooks, while employing diversification as a key tenet to managing risk.

          We appreciate your continued interest and involvement in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

Roger J. Sit
Chairman and President
Sit Mutual Funds

3

Sit High Income Municipal Bond Fund
Six Months Ended September 30, 2008

Portfolio Managers
Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Fund’s inception was December 31, 2006. The Fund provided investors with a -4.49% total return for the six month period ended September 30, 2008 compared to a -2.59% return for the Lehman Municipal Bond Index. As of September 30, 2008, the Fund’s 30-day SEC yield was 5.52%, up from 4.92% at March 31, 2008 and its 12-month distribution rate was 4.56%.

          The municipal bond yield curve has continued to steepen considerably over the past six months, with short rates falling slightly, while long-term yields rose approximately 100 basis points. Further anticipated easing by the Fed in the fourth quarter of 2008 was primarily responsible for the reduction in short-term yields, while the credit and liquidity crunch that affected all domestic fixed-income securities other than U.S. Treasuries drove the increase in long-term yields. Further deleveraging by hedge funds in August and September and the continued failures and subsequent fixed rate reissuance in the municipal auction-rate securities market also contributed to the steepening in the municipal yield curve. Spreads widened considerably for lower-rated and non-rated credits during the period. Municipal issuance, while slow in the first quarter of 2008, has picked up significantly as more failed auction-rate securities are converted to long-term fixed rate bonds. Issuance ground to a halt in mid-September as the credit crisis worsened, but has begun to pick up in late October, and will likely be heavy through the remainder of 2008. While it appears that the Fed, after lowering the federal funds rate to 1.00% in October, is done for this easing cycle, the interest rate environment could remain challenging for the remainder of the year, as intermediate-term inflation concerns remain. The Fund’s net asset value was volatile during this difficult period, falling from $9.12 at March 31, 2008 to $8.51 at September 30, 2008. The Fund experienced an increase in net assets over the period to approximately $36 million, up from $23 million.

          The Fund’s most significant investments during the period were in the healthcare (primarily hospitals) sector (20%), the other revenue (primarily tax increment financing and land-secured) sector (19%), multi-family housing (primarily senior living) sector (17%), and the education (primarily charter schools) sector (12%). The Fund will maintain significant weightings in these sectors going forward, but the weightings should decrease somewhat as the Fund grows and becomes more diversified. Over 200 credits (over 60% of which were rated) in thirty-eight states were held in the Fund as of September 30. The Fund’s overall credit quality has remained BBB.

          We have lengthened the Fund’s average life duration to 6.3 years since its inception. That lengthening process accelerated in the past six months, as we took advantage of the steep municipal yield curve and spread widening in lower investment grade bonds to lock in higher yields for the Fund. Demand should return to robust levels for lower-rated and non-rated bonds once the credit crisis passes, as after-tax yields on municipals far exceed most opportunities available in the taxable market. This market anomaly, with tax-exempt bonds yielding considerably more than comparable maturity U.S. Treasuries, should benefit the Fund’s performance once this relationship begins to normalize. The Fund will likely see a significant increase in emphasis on non-rated credits in the coming year as it grows and diversifies.

INVESTMENT OBJECTIVE AND STRATEGY

          The Fund seeks high current income that is exempt from federal regular income tax. The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/08:	$8.51 Per Share
3/31/08:	$9.12 Per Share
Total Net Assets:	$35.8 Million
30-day SEC Yield:	5.52%
Tax Equivalent Yield:	8.49%(1)
12-Month Distribution Rate:	4.56%
Average Maturity:	15.4 Years
Duration to Estimated Avg. Life:	6.3 Years(2)
Implied Duration:	6.5 Years(2)

(1)For individuals in the 35.0% federal tax bracket.

(2)See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

4

AVERAGE ANNUAL TOTAL RETURNS*
	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	-5.65%	-4.49%	-7.67%	n/a	-4.85%
Lehman Muni Bond Index	-3.21	-2.59	-1.86	n/a	0.04
Lehman High Yield Muni Bond Index/5 year	-0.87	-1.24	-1.46	n/a	0.09
Composite lndex(3)	-2.03	-1.90	-1.62	n/a	0.09

CUMULATIVE TOTAL RETURNS*
	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	-5.65%	-4.49%	-7.67%	n/a	-8.34%
Lehman Muni Bond Index	-3.21	-2.59	-1.86	n/a	0.07
Lehman High Yield Muni Bond Index/5 year	-0.87	-1.24	-1.46	n/a	0.16
Composite Index(3)	-2.03	-1.90	-1.62	n/a	0.16
*As of 9/30/08 **Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman Muni Bond Index.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/06) and held until 9/30/08 would have decreased to $9,166 in the Fund or grown to $10,007 in the Lehman Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Adviser’s
Assessment of
Non-Rated Securities

AAA	0.0%
AA	0.0
A	1.5
BBB	9.5
BB	19.6
‹BB	4.0

Total	34.6%

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

(2)

Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

(3)	Composite Index (50% Lehman Municipal Bond Index and 50% Lehman High Yield Muni Bond Index/5 year).

5

Sit High Income Municipal Bond Fund

September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)

Municipal Bonds (96.3%) (2)
Alabama (1.9%)
100,000	Bessemer Med. Clinic Rev. (Bessemer Carraway)	7.25	4/1/15	100,317
200,000	Huntsville-Redstone Vlg. Spl. Care Facs. Auth.	5.25	1/1/15	184,496
150,000	Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)	5.25	12/1/27	122,105
260,000	University of Alabama Birmingham Hosp. Rev.	5.75	9/1/22	259,987

				666,905

Alaska (2.5%)
250,000	AK Hsg. Fin. Corp. Gen. Mtg. Rev.	6.00	6/1/49	251,395
250,000	AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)	5.50	12/1/12	240,267
300,000	Aleutians East Burough (Aleutian Pribilof Islands)	5.50	6/1/25	254,271
150,000	Matanuska-Susitna Boro COP (Animal Care) (6)	5.75	3/1/23	138,115

				884,048

Arizona (4.8%)
100,000	Apache Co. G.O. (Window Rock Sch. Impt.)	5.75	7/1/14	98,312
215,000	Apache Co. G.O. (Window Rock Sch. Impt.)	6.00	7/1/15	210,433
96,638	AZ Hlth. Facs. Auth. Rev. (New AZ Family)	5.25	1/7/27	85,822
250,000	Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)	5.50	7/1/22	214,820
250,000	Pima Co. Indl. Dev. Auth. (Coral Academy Science)	6.38	12/1/18	240,755
100,000	Pima Co. Indl. Dev. Rev. (Academic Success)	5.38	7/1/22	88,614
250,000	Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)	5.00	6/1/22	212,113
235,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.10	7/1/24	206,826
150,000	Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)	5.25	9/1/30	131,090
250,000	Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)	6.13	7/1/18	236,208

				1,724,993

California (2.4%)
150,000	CA Tob. Sec. Corp. Asset-Backed Sr. Rev.	5.10	6/1/28	106,432
140,000	CA Statewide Cmntys. Rev. (Lancer Educ.)	5.40	6/1/17	131,757
100,000	CA Statewide Cmntys. Spl. Tax Rev. (Orinda)	6.00	9/1/29	89,902
500,000	Center Uni. Sch. Dist. G.O. (1991 Election) (5)	6.07	8/1/31	112,100
200,000	Dinuba Fin. Auth. Lease Rev. (Measure R Road)	5.10	9/1/22	178,300
30,000	Los Angeles Regl. Arpts. Impt. Lease Rev. (6)	10.25	1/1/13	31,927
200,000	Rialto Redev. Agy. Tax Alloc. (Merged Proj.)	6.25	9/1/37	195,800

				846,218

Colorado (5.8%)
250,000	Co. H1th. Facs. Rev. Ref. (Valley View Hosp.)	5.50	5/15/28	213,845
200,000	Denver Hlth. & Hosp. Auth. Hea1thcare Rev. (4)	2.98	12/1/33	122,000
1,000,000	E-470 Pub. Hwy. Auth. Cap. Appeciation Rev. (5)	6.20	9/1/28	269,600
150,000	E-470 Pub. Hwy. Auth. Rev.	5.50	9/1/24	140,038
300,000	Fruita Rev. (Family Hlth. West)	7.00	1/1/18	292,209
160,000	Interlocken Met. Dist. Ref. G.O.	5.75	12/15/19	146,952
250,000	La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)	6.10	4/1/24	240,605
250,000	Park Creek Met. Dist. Ltd. Tax Sr. Rev. Ref.	5.50	12/1/37	220,418
350,000	CO Pub. Auth. For Energy Nat. Gas. Rev.	5.75	11/15/18	308,931
150,000	Walker Field Pub. Arpt. Auth Rev.	4.75	12/1/27	116,246

				2,070,844

Connecticut (2.1%)
50,000	CT DFA Pollution Ctr. Rev. Ref. (CT Light & Power)	5.85	9/1/28	46,395
250,000	CT H1th. & Educ. Facs. Auth. Rev. (Eastern CT)	6.00	7/1/25	243,032
250,000	Mashantucket Western Pequot Tribe Spl. Rev.	5.75	9/1/18	224,925
400,000	Mashantucket Western Pequot Tribe Sub. Spl. Rev. (5)	5.55	9/1/16	244,376

				758,728

Florida (11.5%)
250,000	Alachua Co. Health Facs. Rev. (Shands Hea1thcare) (4)	2.75	12/1/37	157,500
250,000	Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)	5.38	10/1/10	245,162
100,000	Connerton West Cap. Impt. Spl. Assmnt. Rev.	5.13	5/1/16	86,441
50,000	Gateway Svcs. Spl. Assmt. (Sun City Ctr.)	5.50	5/1/10	49,108
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.	5.10	5/1/14	193,107
220,000	Heritage Landing Cmnty. Dev. Spl. Assmt.	5.60	5/1/36	193,217
150,000	Highlands Co. H1th. Facs. Rev. Ref. (Adventist)	5.00	11/15/31	126,571
250,000	Hollywood Cmnty. Redev. Agy. Rev.	5.63	3/1/24	229,795
135,000	Jacksonville Econ. Dev. Rev. (Mayo Clinic)	5.50	11/15/36	123,992
100,000	Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.	5.00	11/1/11	91,930
100,000	Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)	5.88	1/1/19	93,574
250,000	Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)	5.00	11/15/29	190,733
250,000	Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)	5.25	6/15/27	193,055
100,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.	5.25	11/1/14	85,861
250,000	Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt.	6.90	5/1/17	239,087
275,000	Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)	5.38	11/15/28	210,897
80,000	Miami Spl. Rev. Ref. (5)	6.75	1/1/15	54,850
400,000	Palm Beach Co. H1th. Rev. (Abbey Delray South)	5.50	10/1/11	399,116
100,000	Palm Beach Co. H1th. Rev. Ref. (Acts Retirement)	5.00	11/15/20	89,351
140,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)	5.00	10/1/17	121,276
250,000	St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)	5.63	8/1/34	216,350
100,000	Sarasota Co. Hlth. Rev. (V1g. on the Isle)	5.50	1/1/27	82,693
250,000	Sarasota Natl. Cmnty. Spl. Assessment	5.30	5/1/39	171,180
50,000	Seminole Tribe Spl. Ob1ig. Rev.	5.75	10/1/22	46,504
150,000	Stoneybrook South Cmnty. Spl. Asst. Rev.	5.45	11/1/15	131,075
300,000	Tallahassee H1th. Facs. Rev. (Mem. Hlth. Care)	6.38	12/1/30	288,789
25,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/12	21,185

				4,132,399

6

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)

Georgia (0.7%)
100,000	Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)	5.50	1/1/21	100,017
200,000	Main St. Nat. Gas Inc. Rev. (GA Gas)	5.50	7/15/17	26,000
100,000	Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)	5.25	7/1/27	77,991
30,000	Private Colleges & Univ. Rev. (Mercer Univ.)	5.38	10/1/29	26,225

				230,233

Guam (0.2%)
100,000	Northern Mariana Islands G.O.	5.00	10/1/22	83,509

Idaho (1.8%)
335,000	ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)	5.50	12/1/18	310,086
150,000	ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)	5.50	6/1/21	137,655
220,000	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.	5.63	7/1/21	205,084

				652,825

Illinois (7.2%)
250,000	Annawan Tax Alloc. (Patriot Renewable Fuels LLC)	5.63	1/1/18	218,545
320,000	Cook Co. Sch. Dist. No. 148 (Dolton)	5.50	12/1/27	278,547
150,000	Harvey Ref. & Impt. G.O.	5.50	12/1/27	132,631
250,000	IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)	5.40	11/15/16	229,075
165,000	IL Fin. Auth. Rev. (OSF Hea1thcare Sys.)	5.25	11/15/22	147,093
150,000	IL Fin. Auth. Rev. (Swedish American Hosp.)	5.00	11/15/23	137,307
350,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living)	5.25	11/15/26	286,681
205,000	IL Fin. Auth. Rev. (Intl. Ice Ctr.)	7.00	12/1/35	176,577
150,000	IL Fin. Auth. Rev. (Elmhurst Mem.)	5.63	1/1/37	131,881
200,000	IL Fin. Auth. Rev. (North Shore Ice Arena)	6.25	12/1/38	174,342
55,000	IL Health Facs. Auth. Rev. (Condell Med. Ctr.)	5.50	5/15/32	46,139
100,000	Manhattan Spl. Tax. (Groebe Farm-Stonegate)	5.75	3/1/22	92,861
200,000	Markham IL G.O.	4.75	2/1/17	184,738
100,000	Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.	7.00	10/1/22	89,885
500,000	Winnebago & Stephenson Co. (Sch. Dist. 321) (5)	5.25	1/1/19	272,460

				2,598,762

Iowa (1.7%)
290,000	Altoona Urban Renewal Tax Increment Rev.	6.00	6/1/28	266,771
150,000	IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)	5.00	12/1/14	137,343
100,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.00	11/15/21	74,295
200,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.50	11/15/27	146,146

				624,555

Indiana (1.9%)
200,000	IN H1th. & Educ. Fac. Fing. Auth. Hosp. Rev.	5.50	3/1/22	181,262
200,000	Paoli Bldg. Corp. (First Mtg.)	5.00	1/15/32	173,260
150,000	St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)	5.80	2/15/24	134,789
250,000	St. Joseph Co. Hosp. Auth. Health. Facs. Rev.	5.25	2/15/28	206,025

				695,336

Kentucky (1.9%)
140,000	Jefferson Co. Mtg. Rev. (Christian Church Homes)	6.13	11/15/13	140,039
250,000	Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)	6.00	2/1/22	249,067
300,000	Louisville/Jefferson Co. (Bellarmine Univ.)	6.00	5/1/33	273,495

				662,601

Louisiana (1.4%)
100,000	Caddo Parish Sew. Dist. No. 7 Rev. Ref.	6.60	11/1/24	101,828
215,000	LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)	6.55	9/1/25	191,277
120,000	St. Bernard Parish Single Family Mtg. Rev.	5.80	3/1/39	120,716
125,000	St. John Baptist Parish Rev. (Marathon Oil)	5.13	6/1/37	96,163

				509,984

Maryland (0.7%)
250,000	Howard Co. Retirement Cmnty. Rev. (Vantage House)	5.25	4/1/27	195,772
60,000	MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)	5.00	1/1/17	53,854

				249,626

Massachusetts (1.9%)
300,000	MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)	5.13	1/15/12	290,760
200,000	MA St. Hlth. & Educ. Rev. (Nichols College)	6.00	10/1/17	197,814
100,000	MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)	5.75	7/1/18	100,114
75,000	Pioneer Valley Regl. Sch. Dist. G.O.	6.30	6/1/19	77,164

				665,852

See accompanying notes to portfolios of investments on page 12.

7

Sit High Income Municipal Bond Fund (continued)

September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)

Michigan (4.6%)
350,000	Advanced Technology Academy Pub. Sch. Rev.	6.00	11/1/28	317,772
200,000	Bishop Intl Airport Auth. Rev.	5.13	12/1/17	184,746
150,000	Detroit G.O.	5.25	4/1/20	142,636
250,000	Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.	5.00	11/1/22	205,852
50,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.25	11/15/14	49,430
100,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.38	11/15/36	80,647
155,000	MI Educ. Facs. Oblig. Rev. Ref. (Bradford)	6.00	9/1/16	152,883
250,000	MI St. Bldg. Auth. Rev. (5) (6)	5.98	10/15/21	114,617
40,000	MI St. Hosp. Rev. Ref. (Detroit Medical)	5.25	8/15/27	33,497
150,000	MI St. Strategic Fd. Rev. Ref. (Detroit Edison)	5.45	9/1/29	137,595
250,000	MI Tob. Settlement Fin. Auth. Sr. Rev.	5.13	6/1/22	211,108

				1,630,783

Minnesota (3.2%)
100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)	5.50	8/1/25	83,812
100,000	Columbia Heights Econ. Dev. Rev. (Huset Park)	5.00	2/15/17	90,481
100,000	Cuyuna Range Hosp. Dist. Hlth. Facs. Rev. Ref.	5.00	6/1/29	81,404
80,000	St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)	5.90	9/1/20	70,310
200,000	St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)	5.05	11/1/17	180,476
165,000	St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)	5.00	12/1/18	151,147
150,000	St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)	6.50	8/1/22	143,148
100,000	St. Paul Hsg. & Redev. Rev. (Healthpartners)	5.25	5/15/36	81,747
375,000	St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)	5.00	8/1/36	280,316

				1,162,841

Missouri (2.4%)
300,000	Independence 39th St. Transn. Dist. Rev.	6.88	9/1/32	275,148
140,000	Joplin Indl. Dev. Auth. Rev. Ref. (Christian)	5.50	5/15/17	124,726
100,000	Lakeside 370 Levee Dist. Spl. Tax	7.00	4/1/28	93,660
250,000	MO Dev. Fin. Brd. Rev. (Arnold-Rd Infrastructure)	5.00	11/1/27	223,108
150,000	St. Louis Co. Indl. Rev. (St. Andrews)	5.38	12/1/27	150,857

				867,499

Nebraska (1.3%)
500,000	Madison Co. Hosp. Auth. No. 1 (Faith Regl. Hlth.)	5.50	7/1/21	456,235

Nevada (3.3%)
215,000	Clark Co. Impt. Dist. (128 Summerlin)	5.00	2/1/20	180,817
250,000	Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)	5.30	10/1/11	242,660
250,000	Henderson Rev. (Catholic Hlth. Care West)	5.63	7/1/24	234,932
250,000	Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)	6.40	6/1/20	233,760
300,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.50	6/15/20	281,505

				1,173,674

New Hampshire (0.2%)
300,000	Manchester Hsg. & Redev. Auth. Rev. (5)	6.91	1/1/27	76,479

New Jersey (0.5%)
200,000	NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)	5.75	7/1/15	188,084

New Mexico (1.3%)
270,000	Farmington Poll. Ctr. Rev. Ref. (San Juan)	6.30	12/1/16	256,430
250,000	NM State Hosp. Equip. Rev. Ref. (Rehoboth)	5.00	8/15/17	212,168

				468,598

New York (0.8%)
100,000	Nassau Co. Indl. Rev. (Amsterdam at Harborside)	5.88	1/1/18	94,577
200,000	Seneca Nations Indians Cap. Impt. Auth.	5.00	12/1/23	165,082
35,000	Tobacco Settlement Fin. Corp. Rev.	5.00	6/1/11	35,023

				294,682

North Carolina (1.3%)
100,000	Buncome Co. Proj. (Woodin Downtown Corridor)	6.75	8/1/24	91,676
250,000	NC Med. Care. Cmmn. Rev. (Arc Projects)	5.80	10/1/34	219,148
200,000	NC Med. Care Cmnty. Retirement Facs. (Brookwood)	5.25	1/1/32	150,098

				460,922

North Dakota (0.9%)
104,429	City of Washburn (Bismarck State College Fdtn.)	5.01	4/1/32	95,148
250,000	Grand Forks Healthcare Sys. Rev. (Altru Health)	5.63	8/15/27	232,020

				327,168

Ohio (5.0%)
250,000	Akron Bath Copley Hosp. Rev. (Summa Hlth.)	5.25	11/15/31	209,717
100,000	Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.	5.13	6/1/24	83,152
250,000	Cleveland-Cuyahoga Co. Rev. (St. Clarence)	6.00	5/1/21	205,425
143,500	Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)	5.70	3/20/42	140,765
350,000	Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)	5.63	8/15/32	324,247
300,000	Greene Co. Impt. Rev. Notes (Greene Town Ctr.)	6.00	3/5/09	300,138
205,000	Hamilton Co. Healthcare Rev. Ref. (Life Enriching)	5.00	1/1/27	168,961
150,000	Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)	5.75	12/1/28	142,110
250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)	5.38	12/1/35	210,695

				1,785,210

8

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)

Oklahoma (0.7%)
195,000	Atoka Co. Hlth. Care Rev. (Atoka Mem. Hosp)	5.88	10/1/18	173,129
100,000	Grady Co. Indl. Auth. Lease Rev.	6.00	11/1/29	94,516

				267,645

Oregon (1.0%)
100,000	Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.	8.00	11/15/26	100,051
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	246,192

				346,243

Pennsylvania (2.6%)
210,000	Allegheny Co. Higher Educ. Rev. (Thiel College)	5.38	11/15/19	193,824
350,000	Cambridge Area Jt. Auth. Gtd. Swr. Rev.	5.63	12/1/28	306,677
45,000	Grove City Area Rev. (United Cmnty Hosp.)	5.25	7/1/12	44,875
250,000	Lehigh Co. Gen. Purpose Rev. (St. Luke’s Hosp)	2.81	8/15/42	147,500
100,000	Lancaster Co. Hosp. Auth. Rev. (Brethren V1g.)	5.20	7/1/12	99,390
60,000	Montgomery Co. Indl. Dev. Auth. (Whitemarsh)	6.00	2/1/21	53,096
100,000	Quakertown Gen. Auth. Hlth. Rev. (Lifequest)	6.05	7/20/24	100,376

				945,738

South Carolina (2.4%)
395,000	Laurens Co. Sch. Dist. No. 55 Installment Rev.	5.25	12/1/30	332,914
150,000	SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)	5.00	3/1/20	136,448
150,000	SC Hsg. Fin. & Dev. Auth. Mtg. Rev.	5.50	7/1/32	145,160
150,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/12	139,863
100,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/13	91,363

				845,748

Tennessee (0.5%)
200,000	Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)	5.13	4/1/23	162,092

Texas (8.3%)
150,000	Austin Convention Enterprises Rev. Ref.	5.25	1/1/24	130,047
95,000	Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)	5.50	6/1/11	89,164
150,000	Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)	6.10	8/1/30	135,144
100,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)	5.80	1/1/31	99,495
60,000	Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)	6.30	6/1/25	60,126
100,000	Hopkins Co. Hosp. Dist. Rev.	5.75	2/15/28	88,777
143,078	Galveston Co. Muni. Util. Dist. No. 52	6.25	8/12/09	142,426
250,000	Lewisville Combination Contract Impt. Rev.	6.75	10/1/32	229,347
100,000	Kerrville Hlth. Facs. Rev. (Sid Peterson)	5.45	8/15/35	83,323
250,000	Midlothian Dev. Auth. Tax Alloc. Rev. Ref.	5.00	11/15/16	231,103
150,000	North TX Twy. Toll Rev. Ref. Second Tier	6.13	1/1/31	143,922
200,000	North TX Twy. Rev. Ref. First Tier	5.63	1/1/33	182,618
500,000	Port Corpus Christi Auth. Nueces Co. (Union Pacific)	5.65	12/1/22	465,750
100,000	Richardson Rev. Ref. & Impt. (Baylor/Richardson)	5.63	12/1/28	86,703
50,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young)	5.00	2/15/13	47,053
150,000	TX Pub. Fin. Auth. Rev. (Uplift Educ.)	5.35	12/1/17	140,274
250,000	TX Pub. Fin. Auth. Rev. (Idea Pub. School)	5.00	8/15/30	192,338
250,000	Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)	5.10	11/15/15	227,265
250,000	Tyler Hlth. Facs. Dev. Corp. (Mother Frances)	5.00	7/1/33	201,515

				2,976,390

Utah (0.9%)
200,000	Provo Charter Sch. Rev. (Freedom Academy Fdn.)	5.50	6/15/37	152,516
200,000	UT Assoc. Muni. Pwr. Sys. Rev.	5.00	5/1/27	162,324

				314,840

Washington (1.4%)
200,000	Kalispe1 Tribe Indians Priority Dist. Rev.	6.20	1/1/16	195,310
100,000	Quinault Indian Nation Rev. Ref. & Impt. (Beach)	5.80	12/1/15	91,625
150,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/17	135,131
100,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/13	95,767

				517,833

Virginia (0.8%)
250,000	Fairfax Co. EDA Rev. (Goodwin House)	5.00	10/1/22	221,762
100,000	VA Tobacco Settlement Fin. Corp. Senior Rev.	5.00	6/1/47	63,572

				285,334

Wisconsin (2.5%)
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/22	95,956
100,000	WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)	6.00	8/15/19	95,089
250,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.60	8/15/23	231,198
100,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.75	8/15/26	92,131
300,000	WI Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)	5.88	8/15/26	270,369
100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.75	8/15/34	96,615

				881,358

Total municipal bonds (cost: $38,417,247)				34,492,814

See accompanying notes to portfolios of investments on page 12.

9

Sit High Income Municipal Bond Fund (continued)

September 30, 2008

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)

Closed-End Mutual Funds (2.3%) (2)
25,000	BlackRock Long-Term Muni Advantage Trust (BTA)			220,000
5,000	BlackRock MuniHoldings FL. Insured Fund (MFL)			48,450
10,000	DWS Strategic Muni Income Trust (KSM)			89,500
40,000	MFS High Income Muni trust (CXE)			168,800
20,000	Morgan Stanley Muni Income Opp. Trust (OIA)			123,000
10,000	Van Kampen Advantage Muni Income Trust II (VKI)			99,300
5,000	Van Kampen Trust Invsmt. Grade Muni Fund (VGM)			58,150

Total closed-end mutual funds (cost: $1,028,325)				807,200

Total investments in securities (cost: $39,445,572) (3)				$35,300,014

          See accompanying notes to portfolios of investments on page 12.

10

This page has been left blank intentionally.

11

Sit High Income Municipal Bond Fund

September 30, 2008

Notes to Portfolio of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	At September 30, 2008, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

Cost for federal income tax purposes	$39,445,572

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$3,269
Gross unrealized depreciation	(4,148,827)

Net unrealized appreciation (depreciation)	($4,145,558)

(4)	Interest rate varies based on a predetermined schedule or to reflect current market conditions; rate shown is effective rate on September 30, 2008.

(5)	Zero coupon securities; rate shown is effective rate on purchase date.

(6)	Municipal Lease Securities (“Restricted Securities”) held by the Fund which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

12

Sit High Income Municipal Bond Fund

September 30, 2008

Statement of Assets and Liabilities (Unaudited)

ASSETS
Investments in securities, at identified cost	$39,445,572

Investments in securities, at market value - see accompanying schedules for detail	$35,300,014
Cash in bank on demand deposit	82,598
Accrued interest and dividends receivable	612,793
Receivable for investment securities sold	—
Other receivables	—
Receivable for Fund shares sold	—

Total assets	35,995,405

LIABILITIES
Disbursements in excess of cash balances	—
Payable for investment securities purchased - when issued (note 1)	—
Payable for investment securities purchased	—
Payable for Fund shares redeemed	—
Cash portion of dividends payable to shareholders	166,284
Other payables	—
Accrued investment management and advisory fees	26,924

Total liabilities	193,208

Net assets applicable to outstanding capital stock	$35,802,197

Net assets consist of:
Capital (par value and paid-in surplus)	$40,064,424
Undistributed (distributions in excess of) net investment income	—
Accumulated net realized gain (loss) from security transactions	(116,669)
Unrealized appreciation (depreciation) on investments	(4,145,558)

$35,802,197

Outstanding shares	4,208,768

Net asset value per share of outstanding capital stock	$8.51

See accompanying notes to financial statements on pages 16 - 17.
13

Sit High Income Municipal Bond Fund

Six Months Ended September 30, 2008

Statement of Operations (Unaudited)

Investment income:
Income:
Interest	$919,993

Total income	919,993

Expenses (note 3):
Investment management and advisory services fee	100,602
Regulatory expenses	11,919
Fund administration services	41,000
Custodian fees	1,598

Total expenses	155,119

Less fees absorbed by the adviser	(12,600)

Total net expenses	142,519

Net investment income	777,474

Realized and unrealized gain (loss) on investments:

Net realized gain (loss)	(67,421)

Net change in unrealized appreciation (or depreciation) on investments	(2,628,874)

Net gain (loss) on investments	(2,696,295)

Net increase (decrease) in net assets resulting from operations	($1,918,821)

See accompanying notes to financial statements on pages 16 - 17.
14

Sit High Income Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Operations:
Net investment income	$777,474	$675,057
Net realized gain (loss) on investments	(67,421)	(49,248)
Net change in unrealized appreciation (depreciation) of investments	(2,628,874)	(1,515,744)

Net increase (decrease) in net assets resulting from operations	(1,918,821)	(889,935)

Distributions to shareholders from:
Net investment income	(777,474)	(675,057)
Net realized gains on investments	—	—

Total distributions	(777,474)	(675,057)

Capital share transactions:
Proceeds from shares sold	15,861,018	18,313,440
Reinvested distributions	444,719	176,522
Payments for shares redeemed	(2,584,117)	(1,627,708)

Increase (decrease) in net assets from capital transactions	13,721,620	16,862,254

Total increase (decrease) in net assets	11,025,325	15,297,262

Net assets
Beginning of period	24,776,872	9,479,610

End of period	$35,802,197	$24,776,872

Capital transactions in shares:
Sold	1,731,987	1,922,409
Reinvested distributions	48,737	18,480
Redeemed	(288,629)	(170,994)

Net increase (decrease)	1,492,095	1,769,895

See accompanying notes to financial statements on pages 16 - 17.

15

Sit High Income Municipal Bond Fund

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit High Income Municipal Bond Fund (the Fund) is a no-load fund, and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company, or series thereof. The Fund is a series fund of Sit Mutual Funds II, Inc. The Fund has 10 billion authorized shares of capital stock that have a par value of $0.001. The Fund’s objective is to seek high current income that is exempt from regular income tax.

Significant accounting policies followed by the Fund are summarized below:

Investments in Securities

Securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the first in – first out basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis.

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments. The hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value on September 30, 2008:

Investment in Securities at Value:
Level 1 - Quoted Prices	$35,300,014
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

$35,300,014

Line of Credit

The Sit Mutual Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus fifty basis points (0.50%). The Fund had no borrowings outstanding during the period ended September 30, 2008.

Federal Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund has recorded in its financial statements the full benefit of its tax positions taken in connection with the RIC qualification and distribution requirements of the RIC. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the

16

Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Management has analyzed the Fund’s tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise returns for the 2007 tax year for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2008 were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Year ended March 31, 2008	$675,057	—	$675,057
Period ended March 31, 2007	$33,347	—	$33,347

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$86,722
Accumulated Gain (Loss)	($49,248)
Unrealized Appreciation (Depreciation)	($1,516,684)

As of March 31, 2008, for federal income tax purposes, the Fund has a capital loss carryover of $49,248, which, if not offset by subsequent gains will begin to expire in 2016.

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Fund’s capital stock. Distributions from net investment income are declared daily and paid monthly for the Fund. Distributions from net realized gains, if any, will be made annually for the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2008, were as follows:

Purchases ($)	Proceeds ($)
19,583,259	3,887,105

(3)	Expenses

Investment Adviser

The Fund has entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Fund’s assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of 0.60%. The Fund is obligated to pay all of its other operating expenses (including, but not limited to, custody, regulatory, and fund administration fees). Effective with the inception of the Fund (December 31, 2006) through December 31, 2008, the Adviser will voluntarily waive fees and reimburse other fund expenses so that total operating expenses, after waiver, do not exceed 0.85% of average daily net assets. The 0.85% expense limitation is determined on an annual basis and therefore these amounts may be recovered by the Adviser over the remainder of the calendar year. Fee waivers may be modified or discontinued at any time after December 31, 2008 with the approval of the Board of Directors without further notice to investors.

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Fund as a whole owned 23,667 shares of the Fund as of September 30, 2008, which represented 0.6% of all shares outstanding.

17

Sit High Income Municipal Bond Fund

Financial Highlights

	Six months Ended September 30, 2008 (Unaudited)	Year ended March 31, 2008	Three months ended March 31, 2007

Net Asset Value:
Beginning of period	$9.12	$10.01	$10.00

Operations:
Net investment income (1)	.21	.41	.08
Net realized and unrealized gains (losses) on investments	(.61)	(.89)	.01

Total from operations	(.40)	(.48)	.09

Distributions to Shareholders:
From net investment income	(.21)	(.41)	(.08)

Net Asset Value:
End of period	$8.51	$9.12	$10.01

Total investment return (2)	(2.82%)	(4.89%)	0.90%

Net assets at end of period (000’s omitted)	$35,802	$24,777	$9,480

Ratios (3):
Expenses (without waiver) (4)	0.92%	1.14%	4.69%
Expenses (with waiver) (4)	0.85%	0.85%	0.85%
Net investment income (without waiver)	4.56%	4.01%	(0.66%)
Net investment income (with waiver)	4.63%	4.30%	3.18%

Portfolio turnover rate (excluding short-term securities)	12.41%	19.38%	0.00%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)	Percentages for the periods ended September 30, 2008 and March 31, 2007 are adjusted to an annual rate.

The ratio information is calculated based on average daily net assets.
Total Fund expenses are limited to 0.85% of average daily net assets.
However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

18

Sit High Income Municipal Bond Fund

Expense Example (Unaudited)

          As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 to September 30, 2008.

Actual Expenses

          The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Sit High Income Muni Bond Fund	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 - 9/30/08)

Actual	$1,000	$971.18	$4.18

Hypothetical (5% return before expenses)	$1,000	$1,020.75	$4.28

* Expenses are equal to the Fund’s Semi-Annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

19

Sit High Income Municipal Bond Fund

Additional Information

PROXY VOTING

The Fund follows certain policies and procedures for voting proxies for securities held in the portfolio. A description of the Fund’s proxy voting polices and procedures is available without charge upon request by calling the Fund at 1-800-332-5580.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q IS available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Fund’s Forms N-Q is also available without charge upon request by calling the Fund at 1-800-332-5580.

20

SEMI-ANNUAL REPORT - Sit High Income Municipal Bond Fund

Six Months Ended September 30, 2008

INVESTMENT ADVISER
Sit Investment Associates, Inc. 3300 IDS Center 80 South Eighth Street Minneapolis, MN 55402 612-334-5888 (Metro Area) 800-332-5580

DISTRIBUTOR
SIA Securities Corp. 3300 IDS Center 80 South Eighth Street Minneapolis, MN 55402 612-334-5888 (Metro Area) 800-332-5580

CUSTODIAN
PFPC Trust Company P. O. Box 9763 Providence, RI 02940

TRANSFER AGENT AND DISBURSING AGENT
PNC Global Investment Servicing P. O. Box 9763 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 90 South Seventh Street Suite 4200 Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert.  Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services.  Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:  Controls and Procedures -

(a)  Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b)  There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MONEY MARKET FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date November 26, 2008

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert.  Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a)  Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b)  There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date November 26, 2008

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert.  Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services.  Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a)  Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b)   There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 26, 2008

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date November 26, 2008